UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number	811-21237

Unified Series Trust
(Exact name of registrant as specified in charter)

2960 N. Meridian St.

Indianapolis, IN	46208
(Address of principal executive offices)	(Zip code)

Christopher E. Kashmerick

Unified Fund Services, Inc.

2960 N. Meridian St. Suite 300

Indianapolis, IN 46208

(Name and address of agent for service)

Registrant's telephone number, including area code:	317-917-7000

Date of fiscal year end:	10/31

Date of reporting period:	04/30/2009

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Jones Villalta Opportunity Fund

Semi-Annual Report

April 30, 2009

Fund Adviser:

Jones Villalta Asset Management, LLC

805 Las Cimas Parkway, Suite 125

Austin, TX 78746

Toll Free (866) 950-5863

Jones Villalta Opportunity Fund (JVOFX)

Managed by Jones Villalta Asset Management, LLC

Semi-Annual Report Commentary – April 30, 2009

This abbreviated period (just over four months) started on a good note, with the S&P 500® index moving 1.19% higher from December 23, 2008 (JVOFX’s inception) to April 30, 2009. After a very tumultuous start to the year, JVOFX ended April with a since inception return of 8.90%.

This start however, masks the volatility that remains inherent in the present market. In the first quarter of 2009, the S&P 500® index moved lower by 11.01%, with all sectors save information technology moving lower. It’s fair to conclude that much of the market’s gain (and JVOFX’s gain) was based upon robust returns in March and April. This leads one to question whether the market has moved too high in too short of a period of time. Are investors (professional or otherwise) becoming too euphoric? Is this irrational optimism?

Our sense is that it is not. While the market has indeed moved higher over the past two months, it remains down significantly over the past year or more. To say that the market has moved too high too quickly is to presume that the market is a remarkably efficient determinant of value. In other words, it presumes that the prices that prevailed in early March were an efficient (or reasonably efficient) estimate of the prospects for the individual companies. Indeed, it presumes that the short-term prospects should lead estimates for value. While there is much to fault with classical valuation techniques, and the formulas that guide assessment of “value”; they are a good baseline, or starting place, for establishing a company’s worth. But, what is remarkable, in examining such formulas, is how little an impact any given quarter can have on a company’s value. Most of the value in a company is derived from long-term estimates or assessments of a company’s earning power – these estimates, while subject to current events are much slower to change, than is generally implied by interim movements in stock prices.

We are further encouraged by the nature of the present volatility. The dynamic that contributed to the recent downward volatility in 2008 and early 2009 works in both directions. With housing prices already down significantly in 2007 and 2008, the global stock and credit market losses contributed to an environment that had already made most individuals and companies feel “poor”. We believe this feeling reinforced and fed the downward movements, as consumers cutback purchases and companies cut costs and employees. This paradigm, however, can reverse course as well. When the market gains, investors (professional and non-professional alike) feel better and less “poor”; typically they spend more money and take more risks, reinforcing an upward movement that feeds on itself.

Most stocks in the portfolio contributed to our positive performance; however, Corning Inc. (GLW), Ford Motor Company (F), Goldman Sachs Group, Inc. (GS), J.P. Morgan Chase & Company (JPM), Liberty Media Holding Corp. – Interactive (LINTA), MGM Mirage Inc. (MGM), and Royal Caribbean Cruises Ltd. (RCL) all performed particularly well. Each of these holdings, which collectively represent 26.74% of the portfolio, was up more than 35% from its average cost in the quarter, significantly out-performing the portfolio as a whole and the S&P 500® index.

An acquaintance of mine recently remarked that we were certainly courageous to purchase more of MGM in early March at $1.86 per share. This was after our initial purchase of MGM in January for $15.55. We do not believe this is to be true. If one is being objective, it took courage to purchase MGM at $90 per share in late December of 2007.

However, given MGM’s assets and long-term prospects, it does not take courage to purchase this issue in January at $15.55, after it has fallen more than 80% in less than a year, and it certainly doesn’t take courage to add to this position at $1.86. Retrospect allows me to say this, of course, but the tenor of this argument would be unchanged, even if MGM traded at $1 today. In short, generally one should be more concerned when prices are high and less concerned when prices are low. While this sounds intuitive, in practice perception of risk is reversed when emotion takes hold – both in bull markets and bear markets.

Our biggest performance detractors this period were American International Group, Inc. (which we sold in February for a loss), Citigroup Inc. (C), Lear Corporation (LEA), Pfizer Inc. (PFE), Time Warner Inc. (TWX) and UTStarcom Inc. (UTSI), which together only represent 5.11% of the portfolio. C has been exhaustively covered in the press, and fits neatly within the confines of our contrarian mindset. While we believe it will be years before C’s share price moves back to its highs of 2007, we do think that there is an inordinate amount of pessimism with regard to this issue, and that there remains significant value in C’s global franchise. LEA supplies components to the automobile industry, and given the performance of automobile manufacturers and consumer trends, it is easy to see why this issue has been volatile in recent months. While we don’t think prior high automobile sales rates will prevail for a number of years, we also don’t believe that current sales rates are sustainable either (and will move higher). As with C, we think an inordinate amount of pessimism has created an investment opportunity that will bear fruit over the long-term. PFE and TWX valuations were affected by transactions proposed (PFE’s proposed acquisition of Wyeth) or undertaken (TWX distributed shares in Time Warner Cable Inc.) in the quarter. UTSI, a telecommunications equipment provider, has been affected by the recession and remains a volatile issue. Obviously, at some point the recession should come to an end, and we expect that UTSI will prosper over the long-term. In the interim, we expect that this issue will remain volatile, as it is one of the smaller companies in the portfolio, and most of the company’s demand comes from emerging countries – which have been severely impacted by the economic downturn.

While market volatility is impossible to predict, we believe that the market is cheap. Unfortunately, this is not to say that the market can’t get cheaper. As a consequence, we are not making significant changes at the present time, but rather we are adding incrementally, and paring positions that we view as have done relatively well. Still, we continue to feel that the current environment presents an opportunity.

While we will take comfort in the stock market’s upward movement when it is accompanied by an improving economic backdrop, it’s worth noting that the stock market is a leading indicator and not a lagging one. Moving in and out of the market has proven to be a futile effort, as the market has generally moved significantly higher before the economic data has turned positive.

Moreover, one can spot an under-valued opportunity, but it is impossible to know whether such a cheap stock will not become cheaper. This has been the hallmark of the current environment, as many savvy value investors have been early in recent investments. In short, opportunities created by short-term volatility do not instantly become immune from the environment. Consequently, while we can’t predict when the market might turn, or when the volatility might subside, we can say that in our opinion, an awful lot of stocks look cheap at the present time.

Thomas Villalta, CFA

Chief Investment Officer and Portfolio Manager

Jones Villalta Asset Management, LLC

Investment Results– (Unaudited)

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling 1-866-950-5863.

*	Return figures reflect any change in price per share and assume the reinvestment of all distributions.

** The Russell 1000 and the S&P 500® Indices are widely recognized unmanaged indices of equity prices and are representative of a broader market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in the Indices; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the investment company and may be obtained by calling the same number as above. Please read it carefully before investing. The Fund is distributed by Unified Financial Securities, Inc. Member FINRA.

The chart above assumes an initial investment of $10,000 made on December 23, 2008 (commencement of Fund operations) and held through April 30, 2009. The Russell 1000 and the S&P 500® Indices are widely recognized unmanaged indices of equity prices and are representative of a broader market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in the Indices; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Current performance may be lower or higher than the performance data quoted. For more information on the Fund, and to obtain performance data current to the most recent month end or to request a prospectus, please call 1-866-950-5863. You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of the Fund before investing. The Fund’s prospectus contains this and other information about the Fund, and should be read carefully before investing.

The Fund is distributed by Unified Financial Securities, Inc., member FINRA.

Fund Holdings – (Unaudited)

 1As a percentage of net assets.

Availability of Portfolio Schedule– (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available at the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Summary of Fund’s Expenses– (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs (such as short-term redemption fees); and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 23, 2008 (commencement of Fund operations) to April 30, 2009.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as the redemption fee imposed on short-term redemptions. Therefore, the second line of the table below is useful in  comparing ongoing costs only and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Jones Villalta Opportunity Fund	Beginning Account Value	Ending Account Value April 30, 2009	Expenses Paid During the Period Ended April 30, 2009
Actual*	$1,000.00	$1,089.02	$4.60
Hypothetical**	$1,000.00	$1,018.61	$6.24

*Expenses are equal to the Fund’s annualized expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 129/365 (to reflect the period since commencement of Fund operations on December 23, 2008).

** Assumes a 5% return before expenses. The hypothetical example is calculated based on a six month period from November 1, 2008 to April 30, 2009. Accordingly, expenses are equal to the Fund’s annualized expense ratio of 1.25% multiplied by the average account value over the six month period, multiplied by 181/365 (to reflect the partial year period).

Jones Villalta Opportunity Fund
Schedule of Investments
April 30, 2009
(Unaudited)

Common Stocks - 95.44%	Shares	Value

Consumer Discretionary - 35.72%
Auto Components
Lear Corp. (a)	13,140	$10,512

Automobiles
Ford Motor Co. (a)	9,540	57,049

Household Durables
Toll Brothers, Inc. (a)	1,340	27,148

Hotels, Restaurants & Leisure
MGM MIRAGE (a)	5,880	49,274
Royal Caribbean Cruises, Ltd.	3,020	44,485
		93,759

Media
Comcast Corp. - Class A	2,830	43,752
Time Warner Cable, Inc.	329	10,604
Time Warner, Inc.	1,313	28,663
Walt Disney Co./ The	1,580	34,602
		117,621

Internet & Catalog Retail
Liberty Media Corp. - Interactive - Class A (a)	5,970	31,641

Retailing
Gap, Inc. / The	2,400	37,296
Home Depot, Inc. / The	1,670	43,954
		81,250

Energy - 1.64%
Oil, Gas & Consumable Fuels
ConocoPhillips	470	19,270

Financials - 15.05%
Banks
Bank of America Corp.	3,620	32,327
JPMorgan Chase & Co.	1,470	48,510
Wells Fargo & Co.	1,800	36,018
		116,855

Financials
Citigroup, Inc.	6,500	19,825
Goldman Sachs Group, Inc. / The	310	39,835
		59,660

Health Care - 4.22%
Pharmaceuticals, Biotechnolgy & Life Sciences
Pfizer, Inc.	1,800	24,048
Wyeth	600	25,440
		49,488

Industrials - 7.50%
Industrials Conglomerates
General Electric Co.	4,900	61,985

Machinery
Caterpillar, Inc.	730	25,973

*See accompanying notes which are an integral part of these financial statements.

Jones Villalta Opportunity Fund
Schedule of Investments - continued		.
April 30, 2009
(Unaudited)

Common Stocks - 95.44% - continued	Shares	Value

Information Technology - 25.75%
Communications Equipment
Corning, Inc.	2,930	$42,837
UTStarcom, Inc. (a)	12,600	14,742
		57,579

Computers & Peripherals
Dell, Inc. (a)	2,760	32,071

Semiconductors & Semiconductor Equipment
Intel Corp.	2,850	44,973

Software & Services
Microsoft Corp.	2,450	49,637
Oracle Corp.	1,950	37,713
		87,350

Technology Hardware & Equipment
EMC Corp. (a)	2,520	31,576
International Business Machines Corp.	470	48,509
		80,085

Materials - 4.03%
Chemicals
Mosaic Co. / The	520	21,034

Metals & Mining
Alcoa, Inc.	2,890	26,212

Utilities - 1.53%
Electric Utilities
AES Corp. / The (a)	2,530	17,887

TOTAL COMMON STOCKS (Cost $967,315)		1,119,402

Money Market Securities - 4.91%

Huntington Money Market Fund - 0.01% (b)	57,536	57,536

TOTAL MONEY MARKET SECURITIES (Cost $57,536)		57,536

TOTAL INVESTMENTS (Cost $1,024,851) - 100.35%		$1,176,938

Liabilities in excess of other assets - (0.35)%		(4,109)

TOTAL NET ASSETS - 100.00%		$1,172,829

(a) Non-income producing.
(b) Variable rate security; the money market rate shown represents the rate at April 30, 2009.

*See accompanying notes which are an integral part of these financial statements.

Jones Villalta Opportunity Fund
Statement of Assets and Liabilities
April 30, 2009
(Unaudited)

Assets:
Investments in securities:
At cost	$ 1,024,851
At market value	$ 1,176,938

Receivable due from Adviser (a)	15,336
Dividends receivable	404
Total assets	1,192,678

Liabilities:
Payable to administrator, fund accountant and transfer agent	6,369
Payable to trustees and officers	1,624
Payable to custodian	682
Other accrued expenses	11,174
Total liabilities	19,849

Net Assets:	$ 1,172,829

Net Assets consist of:
Paid in capital	$ 1,028,967
Accumulated undistributed net investment income (loss)	(855)
Accumulated net realized gain (loss) on investments	(7,370)
Net unrealized appreciation on investments	152,087

Net Assets:	$ 1,172,829

Shares outstanding (unlimited number of shares authorized)	108,050

Net asset value and offering
price per share	$ 10.85

Redemption price per share ($10.85 * 99%) (b)	$ 10.74

(a) See Note 3 in the Notes to the Financial Statements.
(b) The Fund charges a 1% redemption fee on shares redeemed within 90 calendar days of purchase.

*See accompanying notes which are an integral part of these financial statements.

Jones Villalta Opportunity Fund
Statement of Operations
For the period ended April 30, 2009 (a)
(Unaudited)

Investment Income
Dividend income	$ 5,971
Interest income	18
Total Investment Income	5,989

Expenses
Transfer agent expense	20,327
Administration expense	13,464
Fund accounting expense	10,403
Auditing expense	6,069
Legal expense	4,959
Trustee expense	3,020
Investment advisor fee (a)	2,840
CCO expense	2,439
Custodian expense	2,339
Registration expense	1,411
Pricing expense	1,268
Miscellaneous expense	1,086
Printing expense	98
Total Expenses	69,723
Less: Fees waived and expenses reimbursed by Adviser (b)	(66,173)
Net operating expenses	3,550
Net Investment Income	2,439

Realized & Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investment securities	(7,370)
Change in unrealized appreciation (depreciation) on
investment securities	152,087
Net realized and unrealized gain on investment securities	144,717
Net increase in net assets resulting from operations	$ 147,156

(a) For the period December 23, 2008 (Commencement of Operations) to April 30, 2009
(b) See Note 3 in the Notes to the Financial Statements.

*See accompanying notes which are an integral part of these financial statements.

Jones Villalta Opportunity Fund
Statements of Changes In Net Assets	For the
	Period Ended
	April 30, 2009
Increase (decrease) in net assets:	(Unaudited)	(a)
Operations:
Net investment income	$ 2,439
Net realized gain (loss) on investment securities	(7,370)
Change in unrealized appreciation (depreciation) on investments	152,087
Net increase in net assets resulting from operations	147,156

Distributions to shareholders:
From net investment income	(3,294)

Capital Share Transactions:
Proceeds from Fund shares sold	1,025,673
Reinvestment of distributions	3,294
Net increase in net assets resulting
from capital share transactions	1,028,967

Total Increase in Net Assets	1,172,829

Net Assets
Beginning of period	-

End of period	$ 1,172,829

Accumulated undistributed net investment income
included in net assets at end of period	$ -

Capital Share Transactions
Shares sold	107,650
Shares issued in reinvestment of distributions	400

Net increase from capital share transactions	108,050

(a) For the period December 23, 2008 (Commencement of Operations) to April 30, 2009

*See accompanying notes which are an integral part of these financial statements.

Jones Villalta Opportunity Fund
Financial Highlights
(For a share outstanding during the period)	For the
	Period Ended
	April 30, 2009
	(Unaudited)	(a)

Selected Per Share Data:
Net asset value, beginning of period	$ 10.00
Income from investment operations:
Net investment income	0.02
Net realized and unrealized gain	0.86
Total from investment operations	0.88

Less Distributions to shareholders:
From net investment income	(0.03)
Total distributions	(0.03)

Paid in capital from redemption fees	-

Net asset value, end of period	$ 10.85

Total Return (b)	8.90%	(c)

Ratios and Supplemental Data:
Net assets, end of period (000)	$ 1,173
Ratio of expenses to average net assets	1.25%	(d)
Ratio of expenses to average net assets
before reimbursement	24.49%	(d)
Ratio of net investment income to
average net assets	0.86%	(d)
Ratio of net investment income to
average net assets before reimbursement	(22.39)%	(d)
Portfolio turnover rate	0.37%

(a) For the period December 23, 2008 (Commencement of Operations) to April 30, 2009
(b) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(c) Not annualized.
(d) Annualized.

*See accompanying notes which are an integral part of these financial statements.

Jones Villalta Opportunity Fund

Notes to the Financial Statements

April 30, 2009

(Unaudited)

NOTE 1. ORGANIZATION

The Jones Villalta Opportunity Fund (the “Fund”) was organized as a diversified separate series of Unified Series Trust (the “Trust”) on November 10, 2008. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees of the Trust ( the “Board”) to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Trustees. The investment adviser to the Fund is Jones Villalta Asset Management, LLC (the “Adviser”). The investment objective of the Jones Villalta Opportunity Fund (the “Fund”) is long-term capital appreciation.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation - Equity securities are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board.

Fixed income securities are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations. Investments in foreign securities, junk bonds or other thinly traded securities are more likely to trigger fair valuation than other securities.

Jones Villalta Opportunity Fund

Notes to the Financial Statements

April 30, 2009

(Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES - continued

Federal Income Taxes – The Fund makes no provision for federal income tax. The Fund intends to qualify each year as a “regulated investment company” under subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its net investment income and net realized capital gains. If the required amount of net investment income is not distributed, the Fund could incur a tax expense.

As of and during the period ended April 30, 2009, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the Fund did not incur any interest or penalties. The Fund is subject to examination by U.S. federal tax authorities for tax year 2008.

Fair Value Measurements - In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)
•	The following is a summary of the inputs used at April 30, 2009 in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (i.e., off-balance sheet items)*
Level 1 – Direct Market Prices in Observable Markets or Quoted Prices	$1,176,938	$ -
Level 2 – Other Significant Observable Inputs	$ -	$ -
Level 3 – Internal Unobservable Inputs	$ -	$ -
Total	$1,176,938	$ -
•	*Other financial instruments include call options, futures, forwards, and swap contracts.

Jones Villalta Opportunity Fund

Notes to the Financial Statements

April 30, 2009

(Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – continued

FAS 157 requires a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value. The Fund did not hold any assets at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation is included for this reporting period.

Derivative Instruments and Hedging Activities – In March 2008, FASB issued the Statement on Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance, and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statements and related disclosures.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Board).

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Dividends and Distributions - The Fund intends to distribute all of its net investment income as dividends to its shareholders on an annual basis. The Fund intends to distribute net realized long term capital gains and net realized short term capital gains to its shareholders at least once a year. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Adviser, under the terms of the management agreement (the “Agreement”), manages the Fund’s investments. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.00% of the Fund’s average net assets. For the period from December 23, 2008 (commencement of Fund operations) to April 30, 2009, the Adviser earned fees of $2,840 from the Fund before the waiver and reimbursement described below.

The Adviser has contractually agreed to waive its management fee and/or reimburse expenses through February 28, 2011 so that net annual operating expenses, excluding brokerage fees and commissions, 12b-1 fees, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, extraordinary or litigation expenses, and any indirect expenses (such as expenses incurred by other investment companies in which the Fund invests) do not exceed 1.25% of the Fund’s average daily net assets. For the period from December 23, 2008 (commencement of Fund operations) to April 30, 2009, the Adviser waived fees and/or reimbursed expenses of $66,173. At April 30, 2009, the Adviser owed the Fund $15,336.

Jones Villalta Opportunity Fund

Notes to the Financial Statements

April 30, 2009

(Unaudited)

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - continued

Each waiver or reimbursement by the Adviser is subject to repayment by the Fund within the three fiscal years following the fiscal year in which the particular waiver or reimbursement occurred, provided that the Fund is able to make the repayment without exceeding the 1.25% expense limitation. Fees waived during the period from December 23, 2008 (commencement of Fund operations) to April 30, 2009 totaling $66,173 may be subject to potential recoupment by the Adviser through October 31, 2012.

The Trust retains Unified Fund Services, Inc. (“Unified”) to manage the Fund’s business affairs and provide the Fund with administrative services, including all regulatory reporting and necessary office equipment and personnel. For the period from December 23, 2008 (commencement of Fund operations) to April 30, 2009, Unified earned fees of $13,464 for administrative services provided to the Fund. At April 30, 2009, the Fund owed Unified $2,773 for administrative services. Certain officers of the Trust are members of management and/or employees of Unified. Unified operates as a wholly-owned subsidiary of Huntington Bancshares, Inc., the parent company of the Distributor and Huntington National Bank, the custodian of the Fund’s investments (the “Custodian”). A Trustee of the Trust is a member of management of the Custodian. For the period from December 23, 2008 (commencement of Fund operations) to April 30, 2009, the Custodian earned fees of $2,339 for custody services provided to the Fund. At April 30, 2009, the Fund owed the Custodian $682 for custody services. The Trust also retains Unified to act as the Fund’s transfer agent and to provide fund accounting services. For the period from December 23, 2008 (commencement of Fund operations) to April 30, 2009, Unified earned fees of $10,124 from the Fund for transfer agent services and $10,203 in reimbursement for out-of-pocket expenses incurred in providing transfer agent services. For the period from December 23, 2008 (commencement of Fund operations) to April 30, 2009, Unified earned fees of $10,403 from the Fund for fund accounting services. At April 30, 2009, the Fund owed Unified $1,586 for transfer agent services and $28 in reimbursement of out-of-pocket charges. At February 28, 2009, the Fund owed Unified $1,982 for fund accounting services.

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that the Fund will pay the Adviser and/or any registered securities dealer, financial institution or any other person (a “Recipient”) a shareholder servicing fee aggregating 0.25% of the average daily net assets of the Fund in connection with the promotion and distribution of Fund shares or the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, the printing and mailing of sales literature and servicing shareholder accounts. The Fund and/or the Adviser may pay all or a portion of these fees to any Recipient who renders assistance in distributing or promoting the sale of shares, or who provides certain shareholder services, pursuant to a written agreement. The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses actually incurred. The Plan is not currently activated and the plan will not be activated through December 31, 2011.

Unified Financial Securities, Inc. (the “Distributor”) acts as the principal distributor of the Fund’s shares. There were no payments made to the Distributor by the Fund for the period from December 23, 2008 (commencement of Fund operations) to April 30, 2009. A Trustee of the Trust is a member of management of Huntington National Bank, a subsidiary of Huntington Bancshares, Inc. (the parent of the Distributor) and an officer of the Trust is an officer of the Distributor; such persons may be deemed to be affiliates of the Distributor.

The Fund invests in shares of Huntington Money Market Fund which is administered and advised by subsidiaries of Huntington Bancshares. Interest income of $18 was earned from the Huntington Money Market Fund for the period from December 23, 2008 (commencement of Fund operations) to April 30, 2009.

Jones Villalta Opportunity Fund

Notes to the Financial Statements

April 30, 2009

(Unaudited)

NOTE 4. INVESTMENTS

For the period from December 23, 2008 (commencement of Fund operations) to April 30, 2009, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations were as follows:

Purchases	Amount
U.S. Government Obligations	$ -
Other	977,436
Sales
U.S. Government Obligations	$ -
Other	2,752

At April 30, 2009, the net unrealized depreciation of investments for tax purposes was as follows:

Gross Appreciation	$ 52,601
Gross (Depreciation)	(2,112,885)
Net Depreciation
on Investments	$ (2,060,284)

At April 30, 2009, the aggregate cost of securities for federal income tax purposes was $1,024,851.

NOTE 5. ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 6. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. At April 30, 2009, SEI Private Trust Company holds 74.12% of the Fund’s shares and thus may be deemed to control the Fund.

NOTE 7. DISTRIBUTIONS

On March 13, 2009, the Fund paid an income distribution of $0.0306 per share to shareholders of record on March 12, 2009.

OTHER INFORMATION

The Fund’s Statement of Additional Information (“SAI”) includes additional information about the trustees and is available without charge, upon request. You may call toll-free at (866) 950-5863 to request a copy of the SAI or to make shareholder inquiries.

Management Agreement Approval

The Management Agreement (the “Agreement”) between the Trust and Jones Villalta Asset Management (the “Adviser"), on behalf of the Jones Villalta Opportunity Fund (the “Fund”), was considered by the Board of Trustees, including a majority of Trustees who are not interested persons of the Trust or interested parties to the Agreement (collectively, the “Independent Trustees” and each an “Independent Trustee”) at in-person meetings held on October 7, 2008 and November 9 and 10, 2008.

Legal Counsel to the Trust directed the Trustees to a memorandum and minutes of the Advisory Contract Renewal Committee (the “Committee”), which were included in the Board materials in advance of the meeting. The Trustees noted that the materials specifically provided to the Committee for its consideration included the following information: (i) the Document of Understanding between the Adviser and the Trust; (ii) a letter from the Administrator to the Adviser setting forth, and the Adviser’s response to, a detailed series of questions regarding, among other things, the Adviser’s services to the Fund, its projected profits from managing the Fund and ideas for future growth for the Fund; (iii) the Adviser’s Form ADV Parts I and II and accompanying schedules; (iv) recent financial statements for the Adviser; (v) reports provided by the Administrator comparing the Fund’s advisory fee and total expenses (after proposed fee waivers and reimbursements) to its peer group as determined by the Administrator; and (vi) the 2007 and 2006 tax returns of the primary owner of the Adviser. The Chairman of the Board noted that the Committee previously had interviewed via teleconference the Adviser’s Chief Compliance Officer and portfolio manager regarding the Adviser’s investment strategies, financial capabilities, personnel and other information of the type required by Section 15(c) of the 1940 Act.

The Chairman noted that, in considering the approval of the Management Agreement, the Committee considered and evaluated the following factors: (i) the investment performance of the Adviser; (ii) the nature, extent and quality of the services provided by the Adviser to the Fund; (iii) the cost of the services to be provided and the profits realized by the Adviser and its affiliates from their relationship with the Fund; (iv) the extent to which economies of scale will be realized as the Fund grows; and (v) whether the fee levels reflect these economies of scale to the benefit of the Fund’s shareholders.

          The Trustees also noted that the Committee had considered whether the Fund’s proposed advisory fee is reasonable in comparison to advisory fees paid by other mutual funds in the Fund’s Morningstar category having a comparable investment objective and a similar size (“peer groups”), as well as the effect of proposed fee waivers and expense reimbursements by the Adviser. Finally, the Trustees noted that the Trust’s CCO had determined that the Adviser had adopted a compliance program that is reasonably designed to prevent violations of federal securities laws by the Fund. The Adviser discussed the investment strategy for the Fund and answered questions about the performance of a composite of the Adviser’s private accounts as compared to its benchmark the S&P 500 Index.

Having requested and evaluated information which the Board deemed necessary to evaluate the terms of the Management Agreement between the Trust and the Adviser, on behalf of the Fund, the Board of Trustees determined, for reasons set forth above, that the Management Agreement is fair and in the best interests of the Fund and its shareholders. The Trustees of the Trust (including each Trustee who is not an “interested person” of the Trust, as defined in the Investment Company Act of 1940) unanimously approved the appointment of the Adviser to serve as the investment adviser to the Fund under the terms and conditions set forth in the Management Agreement.

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted those proxies during the most recent twelve month period ended June 30, is available without charge upon request by (1) calling the Fund at (866) 950-5863 and (2) from Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES

Stephen A. Little, Chairman

Gary E. Hippenstiel

Daniel J. Condon

Ronald C. Tritschler

Nancy V. Kelly

Kenneth G.Y. Grant

OFFICERS

Anthony J. Ghoston, President

John Swhear, Senior Vice-President

Christopher E. Kashmerick, Treasurer and Chief Financial Officer

William J. Murphy, Assistant Treasurer

Heather A. Bonds, Secretary

Lynn Wood, Chief Compliance Officer

Tara Pierson, Assistant Secretary

INVESTMENT ADVISOR

Jones Villalta Asset Management, LLC

805 Las Cimas Parkway, Suite 125

Austin, TX 78746

DISTRIBUTOR

Unified Financial Securities, Inc.

2960 North Meridian Street, Suite 300

Indianapolis, IN 46208

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen Fund Audit Services, Ltd.

800 Westpoint Parkway, Suite 1100

Westlake, OH 44145

LEGAL COUNSEL

Thompson Coburn LLP

One US Bank Plaza

St. Louis, MO 63101

LEGAL COUNSEL TO THE INDEPENDENT TRUSTEES

Thompson Hine, LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

CUSTODIAN

Huntington National Bank

41 South Street

Columbus, OH 43125

ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT

Unified Fund Services, Inc.

2960 North Meridian Street, Suite 300

Indianapolis, IN 46208

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.

Member FINRA/SIPC

The Sound Mind Investing Funds  The Sound Mind Investing Fund

The Sound Mind Investing Managed Volatility Fund

Semi-Annual Report

April 30, 2009

Fund Advisor:

SMI Advisory Services, LLC

11561 W. Grandview Dr.

Columbus, IN 47201

Toll Free (877) SMI-FUND

Dear Fellow Shareholders,

The beginning of this semi-annual period began much as the last one ended: painfully. The U.S. economy suffered its worst back-to-back quarters in over 50 years in the last quarter of 2008 and first quarter of 2009. Company profits were down roughly one-third from their prior year level. Not surprisingly, the stock market also suffered significant additional losses from the beginning of November through the lows in early March.

However, from the lows reached on March 9, the market staged a dramatic rally. April turned out to be the best month in years for many market indices, including the S&P 500 (+9.56%) and Wilshire 5000 (+10.62%).

The SMI Funds navigated these sharply different market currents relatively well. As we noted in our October 2008 annual report letter, the Sound Mind Investing Fund (SMIFX) portfolio was positioned more conservatively than the market as a whole at that time. This posture helped us lose less than the overall market during the November-March period of further declines. Despite this relatively conservative stance, the Fund was still able to post strong gains as the market rallied in March and April. Altogether, for the six months ended April 30, SMIFX finished with a relatively mild loss of -2.55%, considerably better than the -6.97% loss of the Wilshire 5000 and the -8.52% loss of the S&P 500.

The SMI Managed Volatility Fund (SMIVX) finished with similar overall numbers to its sibling, though it took a significantly different path to those returns. SMIVX lost -3.55% during the six-month period, but its performance extremes were much more limited, losing less through the first four months, then rallying less strongly during March and April. Given the extreme losses of the prior year, it’s no surprise that SMIVX was heavily hedged throughout the past six months. Those hedges significantly muted the losses—as well as the later gains—experienced by the portfolio.

The Bottom? Or Just a Bounce?

Over the past six weeks, much ink and air-time has been devoted to trying to determine whether the March lows were the ultimate bottom of this bear market, or whether the recent rally has merely been a dramatic bear market trap with further lows still ahead. Evidence exists for both sides. On the one hand, it’s rare for a bear market to have a rally of 30% or more, as we’ve had in recent weeks, then go on to fall to new lows. In fact, you have to go all the way back to the 1930s to find the last time that happened. On the other hand, some would say the 1930s have provided the best parallel for much of what has happened in the economy and stock market over the past year, so the possibility this bear market will resume certainly can’t be ruled out.

We feel that trying to answer “bottom or bounce?” is focusing on the wrong question. Instead of trying to predict the future direction of the market—and what investments to buy as an extension of those predictions—we rely on the Upgrading process to lead us to the funds best positioned to take advantage of the market’s current condition, whatever it may be. This doesn’t mean we’ll always be protected from losses, nor does it guarantee Upgrading will beat the market over shorter time periods. In fact, Upgrading will often lag the market over the short-term.

At the risk of stating the obvious, no one knows for sure what the market will do over the next year. If one year is your investing time frame, you shouldn’t be investing in the stock market—returns are simply too unpredictable over the short-term. However, if you intend to stay invested for a decade or more, there are many good reasons to expect future returns from the stock market to outpace those of most other asset classes.

Bull markets always follow bear markets. It’s open for debate whether a new bull market is underway yet. But it will come eventually—if it isn’t underway already. Having lived through the pain of one of the worst bear markets in many years, you won’t want to miss out on the joy of the recovery.

We appreciate the confidence you have placed in us to be a faithful steward of your assets, even as you strive to be a faithful steward of His assets.

Sincerely,

Mark Biller

Senior Portfolio Manager

The Sound Mind Investing Funds

Performance Results

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-877-764-3863.

*	Return figures reflect any change in price per share and assume the reinvestment of all distributions.

** The Standard & Poor’s 500® Index and Wilshire 5000 Index are unmanaged indices that assume reinvestment of all distributions and exclude the effect of taxes and fees. The Standard & Poor’s 500® Index and Wilshire 5000 Index are widely recognized unmanaged indices of equity prices and are representative of a broader market and range of securities than is found in each Fund’s portfolio. The returns of the Indices are not reduced by any fees or operating expenses. Individuals cannot invest directly in the Indices; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

The Funds’ investment objectives, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the Funds and may be obtained by calling the same number as above. Please read it carefully before investing. The Funds are distributed by Unified Financial Securities, Inc. Member FINRA.

The chart above assumes an initial investment of $10,000 made on December 2, 2005 (commencement of Fund operations) and held through April 30, 2009. The S&P 500 Index® and Wilshire 5000 Index are widely recognized unmanaged indices of equity prices and are representative of a broader market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in the indices; however, an individual can invest in ETFs or other investment vehicles that attempt to track the performance of a benchmark index. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Current performance of the Fund may be lower or higher than the performance quoted. For more information on the Fund, and to obtain performance data current to the most recent month end or to request a prospectus, please call 1-877-764-3863. You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of the Fund before investing. The Fund’s prospectus contains this and other information about the Fund, and should be read carefully before investing.

The Fund is distributed by Unified Financial Securities, Inc., member FINRA.

The chart above assumes an initial investment of $10,000 made on December 29, 2006 (commencement of Fund operations) and held through April 30, 2009. The S&P 500® Index and Wilshire 5000 Index are widely recognized unmanaged indices of equity prices and are representative of a broader market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in the indices; however, an individual can invest in ETFs or other investment vehicles that attempt to track the performance of a benchmark index. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Current performance of the Fund may be lower or higher than the performance quoted. For more information on the Fund, and to obtain performance data current to the most recent month end or to request a prospectus, please call 1-877-764-3863. You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of the Fund before investing. The Fund’s prospectus contains this and other information about the Fund, and should be read carefully before investing.

The Fund is distributed by Unified Financial Securities, Inc., member FINRA.

Fund Holdings– (Unaudited)

1As a percentage of net assets.

The Sound Mind Investing Fund seeks long term capital appreciation. The Fund seeks to achieve its objective by investing in a diversified portfolio of other investment companies using a “fund upgrading” strategy. The fund upgrading investment approach is a systematic investment approach that is based on the belief of the Fund’s advisor, SMI Advisory Services, LLC, that superior returns can be obtained by constantly monitoring the performance of a wide universe of mutual funds, and standing ready to move assets into the funds deemed by the advisor to be most attractive at the time of analysis.

1As a percentage of net assets.

Fund Holdings– (Unaudited) - continued

The Sound Mind Investing Managed Volatility Fund seeks to provide long term capital appreciation with less volatility than broad U.S. equity markets. The Fund seeks to achieve its objective by investing in a diversified portfolio of other equity mutual funds using a “fund upgrading” strategy. The Fund seeks to achieve lower volatility through asset allocation across appropriate asset classes (represented by the underlying equity mutual funds) and the use of derivative transactions to hedge the Fund’s exposure to volatility with respect to underlying funds or the equity markets generally. In connection with its hedging strategy, the Fund may invest in futures contracts and options on futures contracts and may engage in short sales.

Availability of Portfolio Schedule– (Unaudited)

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available at the SEC’s website at www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Summary of Fund’s Expenses– (Unaudited)

As a shareholder of one of the Funds, you incur two types of costs: (1) transaction costs (such as short-term redemption fees); and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

Each Fund’s example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2008 through April 30, 2009).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Expenses shown are meant to highlight your ongoing costs only and do not reflect any transactional costs such as the fee imposed on short-term redemptions. Therefore, the second line of the table below is useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds. If incurred, the short-term redemption fee imposed by the Fund would increase your expenses.

Summary of Fund’s Expenses– (Unaudited) - continued

The Sound Mind Investing Fund	Beginning Account Value November 1, 2008	Ending Account Value April 30, 2009	Expenses Paid During Period November 1, 2008 – April 30, 2009*
Actual	$1,000.00	$974.50	$6.47
Hypothetical **	$1,000.00	$1,018.24	$6.61

*Expenses are equal to the Fund’s annualized expense ratio of 1.32%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the partial year period).

** Assumes a 5% return before expenses.

The Sound Mind Investing Managed Volatility Fund	Beginning Account Value November 1, 2008	Ending Account Value April 30, 2009	Expenses Paid During Period November 1, 2008 – April 30, 2009*
Actual *	$1,000.00	$964.54	$7.33
Hypothetical **	$1,000.00	$1,017.33	$7.53

*Expenses are equal to the Fund’s annualized expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the partial year period).

** Assumes a 5% return before expenses.

The Sound Mind Investing Funds
The Sound Mind Investing Fund
Schedule of Investments
April 30, 2009
(Unaudited)

Mutual Funds - 95.52%	Shares	Value

Mutual Funds Greater Than 1% of The Sound
Mind Investing Fund's Net Assets - 93.76%

AIM Mid Cap Core Equity Fund - Institutional Class	446,480	$ 7,746,433
Artisan International Value Fund - Investor Class	411,743	7,106,691
Artisan Mid Cap Value Fund - Investor Class	421,831	5,930,949
Artisan Small Cap Value Fund - Investor Class	415,742	4,494,169
Aston Montag & Caldwell Growth Fund	480,879	8,631,785
Aston TAMRO Small Cap Fund - Institutional Class	360,682	4,811,494
Brown Capital Management Small Company Fund - Institutional Class (b)	313,840	8,203,776
Buffalo Small Cap Fund	297,112	5,449,043
Evergreen Omega Fund - Institutional Class (a) (b)	383,665	9,522,559
Fidelity Advisor Small Cap Fund - Institutional Class	310,835	5,660,314
First Eagle Overseas Fund - Institutional Class	544,747	8,786,776
First Eagle U.S. Value Fund - Institutional Class	489,193	6,202,973
FMI Common Stock Fund (b)	425,924	7,202,379
FMI Large Cap Fund	221,595	2,512,888
Harbor Capital Appreciation Fund - Institutional Class	263,008	6,659,359
Hussman Strategic Growth Fund	625,083	8,344,863
Ivy Cundill Global Value Fund - Class Y (b)	569,259	5,368,112
Janus Overseas Fund	152,585	4,528,710
Janus Perkins Mid Cap Value Fund - Investor Class	134,958	2,122,885
John Hancock U.S. Global Leaders Growth Fund - Institutional Class	143,562	2,997,572
JPMorgan Small Cap Equity Fund - Class S	390,796	9,441,624
Meridian Growth Fund	345,592	9,410,468
MFS International Value Fund - Institutional Class	124,563	2,243,374
Oakmark International Fund - Institutional Class	348,939	4,096,546
Putnam Voyager Fund - Class Y (a)	341,653	4,977,887
Royce Special Equity Fund - Investor Class (b)	568,243	8,188,381
Security Equity Fund - Mid Cap Value Series - Institutional Class (b)	1,038,140	8,658,086
Tweedy, Browne Global Value Fund	165,418	2,582,179
The Yacktman Fund (b)	765,061	8,369,763

TOTAL MUTUAL FUNDS GREATER THAN 1% OF THE SOUND
MIND INVESTING FUND'S NET ASSETS (Cost $195,826,802)		180,252,038

Mutual Funds Less Than 1% of The Sound
Mind Investing Fund's Net Assets - 1.76% (d)

AIM International Growth Fund - Investor Class	93,900	1,770,952
Allianz NFJ Dividend Value Fund - Institutional Class	200	1,668
Allianz NFJ Small-Cap Value Fund - Institutional Class	162	3,120
Artisan International Small Cap Fund - Investor Class	150	1,732
BlackRock International Opportunities Portfolio - Institutional Class	100	2,353
BlackRock Large Cap Growth Fund - Class S	214,921	1,573,220
Bridgeway Small Cap Growth Fund (a)	205	1,663
Bridgeway Small Cap Value Fund	179	1,647
Columbia Small Cap Growth I Fund - Institutional Class (a)	100	1,827
Dreyfus Premier International Small Cap Fund - Institutional Class	100	802
DWS Dreman Small Cap Value Fund - Institutional Class	85	2,022
Fidelity Mid-Cap Stock Fund	100	1,665
Franklin Small Cap Value Fund - Advisor Class	100	2,861
Hartford International Opportunities Fund - Class Y	248	2,512

*See accompanying notes which are an integral part of these financial statements.

The Sound Mind Investing Funds
The Sound Mind Investing Fund
Schedule of Investments - continued
April 30, 2009
(Unaudited)

Mutual Funds - 95.52% - continued	Shares	Value

Mutual Funds Less Than 1% of The Sound
Mind Investing Fund's Net Assets - 1.76% (d) - continued

Janus Venture Fund (a)	100	$ 3,164
Longleaf Partners Small-Cap Fund	100	1,608
Neuberger Berman Genesis - Institutional Class	100	2,948
Oberweis Micro-Cap Fund	175	1,218
Oppenheimer International Small Company Fund - Class Y	100	1,182
Oppenheimer Small & Mid Cap Value Fund - Class Y	100	2,088
Royce Premier Fund - Investor Class	300	3,846
T. Rowe Price Small-Cap Value Fund	100	2,308

TOTAL MUTUAL FUNDS LESS THAN 1% OF THE SOUND
MIND INVESTING FUND'S NET ASSETS (Cost $3,204,497) (d)		3,386,406

TOTAL MUTUAL FUNDS (Cost $199,031,299)		183,638,444

Exchange-Traded Funds - 4.34%

Consumer Discretionary Select Sector SPDR Fund	91,358	2,127,728
Consumer Staples Select Sector SPDR Fund	282,778	6,221,116

TOTAL EXCHANGE-TRADED FUNDS (Cost $10,043,536)		8,348,844

Money Market Securities - 0.24%
Fidelity Institutional Treasury Portfolio - Class I, 0.25% (c)	447,322	447,322

TOTAL MONEY MARKET SECURITIES (Cost $447,322)		447,322

TOTAL INVESTMENTS (Cost $209,522,157) - 100.10%		$ 192,434,610

Liabilities in excess of other assets - (0.10)%		(187,691)

TOTAL NET ASSETS - 100.00%		$ 192,246,919

(a) Non-income producing.

(b) A portion of this security may be deemed illiquid due to the Investment Company Act of 1940 provision stating that no issuer of any investment company security purchased or acquired by a registered investment company shall be obligated to redeem such security in an amount exceeding 1 per centum of such issuer's total outstanding securities during any period of less than thirty days.

(c) Variable rate securities; the money market rate shown represents the rate at April 30, 2009.

(d) Small investments are occasionally retained in mutual funds that are closed to new investment, or in the manager's opinion are at risk to close, so as to allow the Fund the flexibility to reinvest in these funds in the future.

*See accompanying notes which are an integral part of these financial statements.

The Sound Mind Investing Funds
The Sound Mind Investing Managed Volatility Fund
Schedule of Investments
April 30, 2009
(Unaudited)

Mutual Funds - 90.21%	Shares	Value

Mutual Funds Greater Than 1% of The Sound
Mind Investing Managed Volatility Fund's Net Assets - 89.29%

AIM International Growth Fund - Investor Class	50,988	$961,632
Artisan International Value Fund - Investor Class	82,309	1,420,658
Artisan Mid Cap Value Fund - Investor Class	65,494	920,841
Artisan Small Cap Value Fund - Investor Class	88,676	958,590
Aston Montag & Caldwell Growth Fund	73,419	1,317,865
Aston TAMRO Small Cap Fund - Institutional Class	68,087	908,274
BlackRock Large Cap Growth Fund - Class S	59,072	432,406
Brown Capital Management Small Company Fund - Institutional Class	70,659	1,847,027
Buffalo Small Cap Fund	104,914	1,924,124
Evergreen Omega Fund - Institutional Class (a)	73,330	1,820,056
FBR Focus Fund	18,322	635,410
Fidelity Advisor Small Cap Fund - Institutional Class	60,502	1,101,743
First Eagle Overseas Fund - Institutional Class	107,874	1,740,004
First Eagle U.S. Value Fund - Institutional Class	145,863	1,849,546
FMI Common Stock Fund	125,098	2,115,402
Harbor Capital Appreciation Fund - Institutional Class	64,131	1,623,800
Hussman Strategic Growth Fund	117,640	1,570,498
Janus Overseas Fund	40,145	1,191,512
JPMorgan Small Cap Equity Fund - Class S	76,210	1,841,228
MFS International Value Fund - Institutional Class	39,262	707,102
Royce Special Equity Fund - Investor Class	145,314	2,093,973
Security Equity Fund - Mid Cap Value Series - Institutional Class	241,010	2,010,024
TCW Select Equities Fund - Investor Class	93,235	1,088,053
Tweedy, Browne Global Value Fund	38,899	607,208
The Yacktman Fund	111,497	1,219,782

TOTAL MUTUAL FUNDS GREATER THAN 1% OF THE SOUND
MIND INVESTING MANAGED VOLATILITY FUND'S NET ASSETS (Cost $35,047,416)		33,906,758

Mutual Funds Less Than 1% of The Sound
Mind Investing Managed Volatility Fund's Net Assets - 0.92% (b)

BlackRock International Opportunities Portfolio - Institutional Class	100	2,353
FMI Large Cap Fund	29,645	336,177
Janus Venture Fund (a)	100	3,164
Longleaf Partners Fund	144	2,644
Longleaf Partners Small-Cap Fund	100	1,608
Oakmark International Small Cap Fund - Institutional Class	165	1,287
Oppenheimer International Small Company Fund - Class Y	100	1,182
Oppenheimer Small & Mid Cap Value Fund - Class Y	100	2,088

TOTAL MUTUAL FUNDS LESS THAN 1% OF THE SOUND
MIND INVESTING MANAGED VOLATILITY FUND'S NET ASSETS (Cost $443,278) (b)		350,503

TOTAL MUTUAL FUNDS (Cost $35,490,694)		34,257,261

Exchange-Traded Funds - 3.45%
Consumer Discretionary Select Sector SPDR Fund	5,647	131,519
Consumer Staples Select Sector SPDR Fund	53,470	1,176,340

TOTAL EXCHANGE-TRADED FUNDS (Cost $1,415,239)		1,307,859

Money Market Securities - 1.15%
Fidelity Institutional Treasury Portfolio - Class I, 0.25% (c)	436,968	436,968

TOTAL MONEY MARKET SECURITIES (Cost $436,968)		436,968

TOTAL INVESTMENTS (Cost $37,342,901) - 94.81%		$ 36,002,088

Cash & other assets less liabilities - 5.19%		1,972,578

TOTAL NET ASSETS - 100.00%		$ 37,974,666

(a) Non-income producing.
(b) Small investments are occasionally retained in mutual funds that are closed to new investment, or in the manager's opinion are at risk to close, so as to allow the Fund the flexibility to reinvest in these funds in the future.
(c) Variable rate securities; the money market rate shown represents the rate at April 30, 2009.

*See accompanying notes for they are an integral part of these financial statements.

The Sound Mind Investing Funds
The Sound Mind Investing Managed Volatility Fund
Futures Contracts
April 30, 2009
(Unaudited)

	Number of	Underlying Face	Unrealized
	(Short)	Amount at	Appreciation
Short Futures Contracts	Contracts	Market Value	(Depreciation)

E-Mini MSCI EAFE Index Futures Contract June 2009 (a)	(60)	$ (3,488,400)	$ (312,285)
E-Mini S&P 500 Futures Contract June 2009 (b)	(213)	(9,265,500)	(785,483)
E- Mini Russell 2000 Mini Futures Contract June 2009 (c)	(118)	(5,743,060)	(983,530)

Total Short Futures Contracts			$ (2,081,298)

(a) Each E-Mini MSCI EAFE Index Futures contract has a multiplier of 50 shares.
(b) Each E-Mini S&P 500 Futures contract has a multiplier of 50 shares.
(c) Each E-Mini Russell 2000 Mini Futures contract has a multiplier of 100 shares.

*See accompanying notes for they are an integral part of these financial statements.

The Sound Mind Investing Funds
Statements of Assets and Liabilities
April 30, 2009
(Unaudited)		The Sound Mind
	The Sound Mind	Investing Managed
Assets	Investing Fund	Volatility Fund
Investments in securities:
At cost	$ 209,522,157	$ 37,342,901
At value	$ 192,434,610	$ 36,002,088

Cash held at broker (a)	-	1,911,235
Receivable for fund shares sold	148,230	206,226
Receivable for investments sold	1,745,677	581,561
Receivable for net variation margin on futures contracts	-	27,795
Interest receivable	268	111
Prepaid expenses	38,700	13,187
Total assets	194,367,485	38,742,203

Liabilities
Payable for investments purchased	1,733,000	705,000
Payable for fund shares redeemed	174,611	13,984
Payable to Advisor (b)	151,594	26,778
Payable to administrator, fund accountant and transfer agent	27,845	7,672
Payable to custodian	17,330	4,225
Payable to trustees and officers	2,822	2,947
Other accrued expenses	13,364	6,931
Total liabilities	2,120,566	767,537

Net Assets	$ 192,246,919	$ 37,974,666

Net Assets consist of:
Paid in capital	$ 279,674,150	$ 46,859,169
Accumulated undistributed net investment income (loss)	(351,826)	119,048
Accumulated net realized gain (loss) from investment transactions	(69,987,858)	(5,581,440)
Net unrealized appreciation (depreciation) on:
Investment Securities	(17,087,547)	(1,340,813)
Futures Contracts	-	(2,081,298)

Net Assets	$ 192,246,919	$ 37,974,666

Shares outstanding (unlimited number of shares authorized)	26,019,459	4,731,504

Net Asset Value and offering price per share	$ 7.39	$ 8.03

Redemption price per share (c) (NAV * 98%)	$ 7.24	$ 7.87

(a) Cash used as collateral for futures contract transactions.
(b) See Note 3 in the Notes to the Financial Statements.
(c) The redemption price per share reflects a redemption fee of 2.00% on shares redeemed within 90 calendar days of purchase.
Shares are redeemed at the Net Asset Value if held longer than 90 calendar days.

*See accompanying notes for they are an integral part of these financial statements.

The Sound Mind Investing Funds
Statements of Operations
For the six months ended April 30, 2009
(Unaudited)
		The Sound Mind
	The Sound Mind	Investing Managed
	Investing Fund	Volatility Fund

Investment Income
Dividend income	$ 1,912,749	$ 416,629
Interest income	2,194	1,613
Total Investment Income	1,914,943	418,242

Expenses
Investment Advisor fee (a)	882,075	162,706
Transfer agent expense	76,983	27,873
Administration expense	67,899	15,150
Custodian expense	37,651	13,081
Fund accounting expense	27,181	12,359
Registration expense	22,165	11,498
Insurance expense	10,587	1,664
Printing expense	9,312	1,841
Auditing expense	6,746	6,690
Legal expense	6,669	7,375
Miscellaneous expense	4,791	1,697
Trustee expense	4,491	4,509
CCO expense	3,896	3,680
24f-2 expense	2,649	509
Pricing expense	2,553	2,184
Tax expense	-	731
Total Expenses	1,165,648	273,547
Advisor fees waived (a)	-	(28,757)
Other expense reductions (b)	(17,057)	(2,666)
Net Expenses	1,148,591	242,124
Net Investment Income	766,352	176,118

Realized & Unrealized Gain (Loss) on Investments
Capital gain dividends from investment companies	4,600,718	740,622
Net realized gain (loss) on:
Investment Securities	(37,519,238)	(6,660,647)
Futures Contracts	-	2,912,910
Change in unrealized appreciation (depreciation) on:
Investment Securities	25,950,234	5,478,589
Futures Contracts	-	(3,558,501)
Net realized and unrealized gain (loss) on investments	(6,968,286)	(1,087,027)
Net (decrease) in net assets resulting from operations	$ (6,201,934)	$ (910,909)

(a) See Note 3 in the Notes to the Financial Statements.
(b) Certain funds the Funds invest in rebate back a portion of the distribution fee charged.

*See accompanying notes for they are an integral part of these financial statements.

The Sound Mind Investing Funds
Statements of Changes In Net Assets
	The Sound Mind Investing Fund

	Six months ended	Year ended
	April 30, 2009 (Unaudited)	October 31, 2008
Increase (decrease) in Net Assets due to:
Operations
Net investment income (loss)	$766,352	$ 3,907,878
Capital gain dividends from investment companies	4,600,718	10,063,357
Net realized gain (loss) on investment securities	(37,519,238)	(47,132,634)
Change in unrealized appreciation (depreciation) on investment securities	25,950,234	(82,999,972)
Net increase (decrease) in net assets resulting from operations	(6,201,934)	(116,161,371)

Distributions:
From net investment income	(1,118,178)	(3,907,878)
From net realized gain	-	(15,803,493)
From return of capital	-	(830,817)
Total distributions	(1,118,178)	(20,542,188)

Capital Share Transactions
Proceeds from Fund shares sold	34,215,255	116,396,423
Reinvestment of distributions	1,082,949	19,930,286
Amount paid for Fund shares repurchased	(31,393,035)	(51,458,445)
Proceeds from redemption fees collected (a)	36,441	49,518
Net increase in net assets resulting
from capital share transactions	3,941,610	84,917,782

Total Increase (Decrease) in Net Assets	(3,378,502)	(51,785,777)

Net Assets
Beginning of year	195,625,421	247,411,198

End of year	$192,246,919	$195,625,421

Accumulated undistributed net investment income (loss)
included in net assets at end of year	$ (351,826)	$ -

Capital Share Transactions
Shares sold	4,982,770	11,150,654
Shares issued in reinvestment of distributions	151,674	1,662,242
Shares repurchased	(4,738,463)	(5,029,901)

Net increase from capital share transactions	395,981	7,782,995

(a) The Fund charges a 2% redemption fee on shares redeemed within 90 calendar days of purchase.
Shares are redeemed at the Net Asset Value if held longer than 90 calendar days.

*See accompanying notes for they are an integral part of these financial statements.

The Sound Mind Investing Funds
Statements of Changes In Net Assets

	The Sound Mind Investing Managed Volatility Fund

	Six months ended
	April 30, 2009	Year ended
	(Unaudited)	October 31, 2008
Increase (decrease) in Net Assets due to:
Operations
Net investment income (loss)	$176,118	$360,031
Capital gain dividends from investment companies	740,622	1,366,900
Net realized gain (loss) on:
Investment Securities	(6,660,647)	(7,687,771)
Futures Contracts	2,912,910	3,736,384
Change in unrealized appreciation (depreciation) on:
Investment Securities	5,478,589	(10,797,405)
Futures Contracts	(3,558,501)	1,535,968
Net increase (decrease) in net assets resulting from operations	(910,909)	(11,485,893)

Distributions
From net investment income	(57,069)	(360,031)
From return of capital	-	(105,931)
Total distributions	(57,069)	(465,962)

Capital Share Transactions
Proceeds from Fund shares sold	13,099,855	28,193,741
Reinvestment of distributions	55,486	456,147
Amount paid for Fund shares repurchased	(7,439,962)	(12,357,671)
Proceeds from redemption fees collected (a)	7,816	23,751
Net increase in net assets resulting
from capital share transactions	5,723,195	16,315,968

Total Increase in Net Assets	4,755,217	4,364,113

Net Assets
Beginning of period	33,219,449	28,855,336

End of period	$37,974,666	$33,219,449

Accumulated undistributed net investment income
included in net assets at end of period	$119,048	$ -

Capital Share Transactions
Shares sold	1,696,642	2,773,851
Shares issued in reinvestment of distributions	6,971	41,057
Shares repurchased	(955,595)	(1,266,701)

Net increase from capital share transactions	748,018	1,548,207

(a) The Fund charges a 2% redemption fee on shares redeemed within 90 calendar days of purchase.
Shares are redeemed at the Net Asset Value if held longer than 90 calendar days.

*See accompanying notes for they are an integral part of these financial statements.

The Sound Mind Investing Funds
Financial Highlights (For a share outstanding during the period)
	The Sound Mind Investing Fund

	Six months ended
	April 30, 2009 (Unaudited)		Year ended October 31, 2008		Year ended October 31, 2007		Period Ended October 31, 2006(a)

Selected Per Share Data:
Net asset value, beginning of period	$7.63		$ 13.87		$10.91		$10.00

Income from investment operations:
Net investment income (loss) (c)	0.03		0.18	(b)	0.05		(0.05)
Net realized and unrealized gain (loss)	(0.23)		(5.30)		3.00		0.96
Total from investment operations	(0.20)		(5.12)		3.05		0.91

Less Distributions to Shareholders:
From net investment income	(0.04)		(0.21)		(0.09)		-(d)
From net realized gain	-		(0.86)		-		-
From return of capital	-		(0.05)		-		-
Total distributions	(0.04)		(1.12)		(0.09)		-

Paid in capital from redemption fees (e)	-		-		-		-

Net asset value, end of period	$7.39		$7.63		$ 13.87		$10.91

Total Return (f)	-2.55%	(g)	-39.86%		28.13%		9.14%(g)

Ratios and Supplemental Data:
Net assets, end of period (000)	$192,247		$195,625		$247,411		$166,134
Ratio of expenses to average net assets (h) (i)	1.32%	(j)	1.24%		1.25%		1.43%(j)
Ratio of net investment income (loss) to
average net assets (c) (h)	0.87%	(j)(k)	1.64%	(k)	0.37%	(k)	(0.82)% (j)
Portfolio turnover rate	45.12%		141.12%		115.48%		177.47%

(a) For the period December 2, 2005 (the date the Fund commenced operations) through October 31, 2006.

(b) Per share net investment income has been calculated using the average shares method.
(c) Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(d) Distributions to shareholders resulted in less than $0.005 per share.

(e) Redemption fees resulted in less than $0.005 per share.

(f) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(g) Not annualized.

(h) These ratios exclude the impact of expenses of the underlying funds in which the Fund invest as represented in the

Schedule of Investments.

(i) This ratio does not include the effects of other expenses refunded by the underlying funds in which the Fund invests. If these refunds had been included, the ratio of expenses to average net assets would have been 1.30%, 1.22%, 1.22%, and 1.43% for the periods ended April 30, 2009, October 31, 2008, October 31, 2007, and October 31, 2006, respectively.

(j) Annualized.

(k) This ratio is presented net of the other expenses refunded by the underlying funds in which the Fund invests.

*See accompanying notes for they are an integral part of these financial statements.

The Sound Mind Investing Funds
Financial Highlights
(For a share outstanding during the period)	The Sound Mind Investing Managed Volatility Fund

	Six months ended
	April 30, 2009		Year ended		Period Ended
	(Unaudited)		October 31, 2008		October 31, 2007	(a)

Selected Per Share Data:
Net asset value, beginning of period	$ 8.34		$11.85		$10.00

Income from investment operations:
Net investment income (loss) (c)	0.04		0.10	(b)	(0.08)
Net realized and unrealized gain (loss)	(0.34)		(3.45)		1.92
Total from investment operations	(0.30)		(3.35)		1.84

Less Distributions to Shareholders:
From net investment income	(0.01)		(0.13)		-
From return of capital	-		(0.04)		-
Total distributions	(0.01)		(0.17)		-

Paid in capital from redemption fees	-	(d)	0.01		0.01

Net asset value, end of period	$8.03		$ 8.34		$11.85

Total Return (e)	-3.55%	(f)	-28.51%		18.50%	(f)

Ratios and Supplemental Data:
Net assets, end of period (000)	$37,975		$33,219		$28,855
Ratio of expenses to average net assets (g) (h)	1.50%	(i)	1.50%		1.50%	(i)
Ratio of expenses to average net assets
before waiver and reimbursement (g)	1.68%	(i)	1.60%		1.92%	(i)
Ratio of net investment income to
average net assets (c) (g) (j)	1.08%	(i)	1.01%		(1.12)%	(i)
Ratio of net investment income to
average net assets before waiver and reimbursement (c)(g)	0.90%	(i)	0.91%		(1.54)%	(i)
Portfolio turnover rate	51.12%		150.43%		118.04%

(a) For the period December 29, 2006 (the date the Fund commenced operations) through October 31, 2007.
(b) Per share net investment income has been calculated using the average shares method.
(c) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(d) Redemption fees resulted in less than $0.005 per share.
(e) Total return in the above table represents the rate that the investor would have earned on an investment in the Fund, assuming reinvestment of dividends.
(f) Not annualized.
(g) These ratios exclude the impact of expenses of the underlying fund in which the Fund may invest, as represented in the
Schedule of Investments.
(h) This ratio does not include the effects of other expenses refunded by the underlying funds in which the Fund invests. If these refunds had been included, the ratio of expenses to average net assets would have been 1.48%, 1.47%
and 1.47% for the periods ended April 30, 2009, October 31, 2008, and October 31, 2007, respectively.
(i) Annualized.
(j) This ratio is presented net of the other expenses refunded by the underlying funds in which the Fund invests.

*See accompanying notes for they are an integral part of these financial statements.

The Sound Mind Investing Funds

Notes to the Financial Statements

April 30, 2009

(Unaudited)

NOTE 1. ORGANIZATION

The Sound Mind Investing Fund (the “SMI Fund”) was organized as a diversified series of the Unified Series Trust (the “Trust”) on August 29, 2005. The Sound Mind Investing Managed Volatility Fund (the “Managed Volatility Fund”) was organized as a diversified series of Unified Series Trust (the “Trust”) on November 13, 2006 (collectively with the SMI Fund, the “Funds” or each a “Fund”). The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees of the Trust (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series. Each Fund is one of a series of funds currently authorized by the Board. The SMI Fund commenced operations on December 2, 2005 and the Managed Volatility Fund commenced operations on December 29, 2006. The investment advisor to each Fund is SMI Advisory Services, LLC (the “Advisor”). The SMI Fund seeks to provide long-term capital appreciation. The Managed Volatility Fund seeks to provide long-term capital appreciation with less volatility than broad U.S. equity markets.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

Securities Valuations - Equity securities are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board. Fixed income securities are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political development in a specific country or region.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations. Investments in foreign securities, junk bonds or other thinly traded securities are more likely to trigger fair valuation than other securities.

The Sound Mind Investing Funds

Notes to the Financial Statements - continued

April 30, 2009

(Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – continued

Futures Contracts - The Managed Volatility Fund may enter into futures contracts and may short futures contracts to manage its exposure to the stock markets, fluctuations in interest rates, and foreign currency values. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. Secondary margin limits are required to be maintained while futures are held, as defined by each contract. A portion of cash held at the broker as of April 30, 2009, is restricted for cash deposits on futures.

During the period a futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin receivables or payables represent the difference between the change in unrealized appreciation and depreciation on the open contracts and the cash deposits made on the margin accounts. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from the closing transaction and the Fund’s cost of entering into a contract. The use of futures contracts involves the risk of illiquid markets or imperfect correlation between the value of the instruments and the underlying securities, or that the counterparty will fail to perform its obligations. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contract and may realize a loss.

Short Sales– The Managed Volatility Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

Federal Income Taxes – It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in subchapter M of the Internal Revenue Code of 1986, as amended and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes. If the required amount of net investment income and net realized capital gains is not distributed, the Fund could incur a tax expense.

In accordance with Financial Accounting Standards Board (“FASB”) Interpretation No. 48 (“FIN 48”), as of and during the year ended April 30, 2009, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the fiscal year ended April 30, 2009, the Fund did not incur any interest or penalties related to income tax expense. The Fund is not subject to examination by U.S. federal tax authorities for tax years prior to 2006.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or other appropriate basis (as determined by the Board).

Fair Value Measurements – In accordance with FAS 157, fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.

The Sound Mind Investing Funds

Notes to the Financial Statements - continued

April 30, 2009

(Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – continued

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The following is a summary of the inputs used to value the Sound Mind Investing Fund’s assets as of April 30, 2009:

Valuation Inputs	Investments in Securities	Other Financial Instruments (i.e., off-balance sheet items)*
Level 1 –Quoted Prices in Active Markets	$192,434,610	$ -
Level 2 – Other Significant Observable Inputs	$ -	$ -
Level 3 – Significant Unobservable Inputs	$ -	$ -
Total	$192,434,610	$ -

*Other financial instruments include futures, forwards, and swap contracts.

The following is a summary of the inputs used to value the Sound Mind Investing Managed Volatility Fund’s assets as of April 30, 2009:

Valuation Inputs	Investments in Securities	Other Financial Instruments (i.e., off-balance sheet items)*
Level 1 –Quoted Prices in Active Markets	$36,002,088	$(2,081,298)
Level 2 – Other Significant Observable Inputs	$ -	$ -
Level 3 – Significant Unobservable Inputs	$ -	$ -
Total	$36,002,088	$(2,081,298)
*Other financial instruments include futures, forwards, and swap contracts.

FAS 157 requires a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value. The Funds did not hold any assets at any time during the reporting period in which significant unobservableinputs were used in determining fair value; therefore, no reconciliation is included for this reporting period.

Derivative Instruments and Hedging Activities – In March 2008, FASB issued the Statement on Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Funds derivative and hedging activities, including how such activities are accounted for and their effect on the Funds financial position, performance, and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Funds financial statements and related disclosures.

The Sound Mind Investing Funds

Notes to the Financial Statements - continued

April 30, 2009

(Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES - continued

Security Transactions and Related Income – The Funds follow industry practice and record security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method.

Dividends and Distributions – The Funds typically distribute substantially all of their net investment income in the form of dividends and taxable capital gains to their shareholders at least annually. These distributions, which are recorded on the ex-dividend date, are automatically reinvested in each Fund unless shareholders request cash distributions on their application or through a written request. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Funds.

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor, under the terms of the management agreement with respect to each Fund (each an “Agreement”), manages the Fund’s investments. As compensation for its management services, each Fund is obligated to pay the Advisor a fee based on the Fund’s average daily net assets as follows:

Fund Assets	Management Fee

$1 - $250 million	1.00%
$250,000,001 to $500 million	0.90%
Over $500 million	0.80%

For the six months ended April 30, 2009, the Advisor earned fees of $882,075 from the SMI Fund. For the six months ended April 30, 2009, the Advisor earned fees of $162,706 from the Managed Volatility Fund before the reimbursement described below. At April 30, 2009, $151,594 and $26,778 were owed to the Advisor from the SMI Fund and the Managed Volatility Fund, respectively.

The Advisor has contractually agreed to waive all or a portion of its management fee and/or reimburse certain Fund operating expenses, but only to the extent necessary to maintain each Fund’s total annual expenses, excluding brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, extraordinary expenses and any indirect expenses (such as expenses incurred by other investment companies acquired by a Fund), at 1.50% of each Fund’s average daily net assets through February 28, 2010. For the six months ended April 30, 2009, the Advisor did not waive any fees for the SMI Fund. For the six months ended April 30, 2009, the Advisor waived fees of $28,757 for the Managed Volatility Fund. Each waiver or reimbursement by the Advisor is subject to repayment by the applicable Fund within the three fiscal years following the fiscal year in which the particular expense was incurred; provided that the Fund is able to make the repayment without exceeding the 1.50% expense limitation.

Fees waived during the six months ended April 30, 2009 totaling $28,757 may be subject to potential recoupment by the Advisor from the Managed Volatility Fund through October 31, 2012. The amounts subject to repayment by the Fund, pursuant to the aforementioned conditions, at April 30, 2009 were as follows:

Subject to repayment
Amount	by October 31,

$ 73,032	2010
36,271	2011

The Sound Mind Investing Funds

Notes to the Financial Statements - continued

April 30, 2009

(Unaudited)

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES – continued

The Trust retains Unified Fund Services, Inc. (“Unified”), to manage the Funds’ business affairs and to provide the Funds with administrative services, including all regulatory reporting and necessary office equipment and personnel. For the six months ended April 30, 2009, Unified earned fees of $67,899 and $15,150 for administrative services provided to the SMI Fund and the Managed Volatility Fund, respectively. At April 30, 2009, $11,684 and $2,300 was owed to Unified from the SMI Fund and Managed Volatility Fund, respectively, for administrative services. Certain officers of the Trust are members of management and/or employees of Unified. Unified operates as a wholly-owned subsidiary of Huntington Bancshares, Inc., the parent company of the Distributor and Huntington National Bank, the custodian of each Fund’s investments (the “Custodian”). For the six months ended April 30, 2009, the Custodian earned fees of $37,651 and $13,081 for custody services provided to the SMI Fund and the Managed Volatility Fund, respectively. At April 30, 2009, the Custodian was owed $17,330 and $4,225 from the SMI Fund and Managed Volatility Fund, respectively, for custody services.

The Custodian receives distribution fees from the underlying funds in which the Fund invests and forwards these fees back to the appropriate Fund. The Funds use the fees received to reduce gross expenses. A Trustee of the Trust is a member of management of the Custodian.

The Trust retains Unified to act as each Fund’s transfer agent and to provide the Funds with fund accounting services. For the six months ended April 30, 2009, Unified earned fees of $50,049 from the SMI Fund for transfer agent services and $26,934 in reimbursement for out-of-pocket expenses incurred in providing transfer agent services. For the six months ended April 30, 2009, Unified earned fees of $9,550 from the Managed Volatility Fund for transfer agent services and $18,323 in reimbursement for out-of-pocket expenses incurred in providing transfer agent services. At April 30, 2009, Unified was owed $8,282 and $1,577 from the SMI Fund and Managed Volatility Fund, respectively, for transfer agent services. At April 30, 2009, Unified was owed $3,142 and $1,781 from the SMI Fund and Managed Volatility Fund, respectively, for out-of-pocket expenses. For the six months ended April 30, 2009, Unified earned fees of $27,181 and $12,359 from the SMI Fund and SMI Managed Volatility Fund, respectively, for fund accounting services. At April 30, 2009, Unified was owed $4,737 and $2,014 from the SMI Fund and the Managed Volatility Fund, respectively, for fund accounting services.

Unified Financial Securities, Inc. (the “Distributor”) acts as the principal distributor of each Fund. There were no payments made to the Distributor by either Fund for the six months ended April 30, 2009. A Trustee of the Trust is a member of management of Huntington National Bank, a subsidiary of Huntington Bancshares, Inc. (the parent of the Distributor) and an officer of the Trust is an officer of the Distributor and such persons may be deemed to be affiliates of the Distributor.

NOTE 4. INVESTMENTS

For the six months ended April 30, 2009, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations were as follows:

	SMI Fund	Managed
		Volatility Fund
Purchases
U.S. Government Obligations	$ -	$ -
Other	90,568,250	20,171,079
Sales
U.S. Government Obligations	$ -	$ -
Other	81,412,443	15,894,285

The Sound Mind Investing Funds

Notes to the Financial Statements - continued

April 30, 2009

(Unaudited)

NOTE 4. INVESTMENTS - continued

At April 30, 2009, the net unrealized appreciation (depreciation) of investments for tax purposes, excluding futures contracts was as follows:

	SMI Fund	Managed
Volatility Fund

Gross Appreciation	$ 6,833,789	$ 1,699,454
Gross (Depreciation)	(23,921,336)	(3,040,267)
Net Appreciation (Depreciation)
on Investments	$ (17,087,547)	$ (1,340,813)

At April 30, 2009, the aggregate cost of securities for federal income tax purposes (excluding future contracts) was $209,522,157 and $37,342,901 for the SMI Fund and the Managed Volatility Fund, respectively.

NOTE 5. ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 6. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. At April 30, 2009, National Financial Securities Corporation (“NFSC”), for the benefit of others, held 26.15% of the outstanding shares of the SMI Fund. At April 30, 2009, Ameritrade, Inc, for the benefit of others, held 25.37% of the outstanding shares of the Managed Volatility Fund. As a result, NFSC may be deemed to control the SMI Fund and Ameritrade, Inc may be deemed to control the Managed Volatility Fund.

NOTE 7. DISTRIBUTIONS TO SHAREHOLDERS

SMI Fund. On December 30, 2008, the Fund paid an income distribution of $0.0439 per share to shareholders of record on December 29, 2008.

The tax characterization of distributions for the fiscal years ended October 31, 2008 and October 31, 2007, was as follows:

	2008	2007
Distributions paid from:
Return of Capital	$ 830,817	$ -
Ordinary Income	3,907,878	1,380,644
Short-term Capital Gain	4,359,184	-
Long-term Capital Gain	11,444,309	-
	$ 20,542,188	$ 1,380,644

At October 31, 2008, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed ordinary income	$ -
Capital loss carryforward	(36,587,156)
Unrealized appreciation (depreciation)	(43,519,963)
$ (80,107,119)

The Sound Mind Investing Funds

Notes to the Financial Statements - continued

April 30, 2009

(Unaudited)

NOTE 7. DISTRIBUTIONS TO SHAREHOLDERS - continued

At October 31, 2008, the difference between book basis and tax basis unrealized appreciation is attributable to the tax deferral of losses on wash sales in the amount of $482,182.

Managed Volatility Fund. On December 30, 2008, the Managed Volatility Fund paid an income distribution of $0.0141 per share to shareholders of record on December 29, 2008

The tax characterization of distributions for the fiscal year ended October 31, 2008, and the period ended October 31, 2007, was as follows:

	2008	2007
Distributions paid from:
Return of Capital	$ 105,931	$ -
Ordinary Income	360,031	-
Short-term Capital Gain	-	-
Long-term Capital Gain	-	-
	$ 465,962	$ -

At October 31, 2008, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed ordinary income	$ -
Capital loss carryforward	(936,553)
Unrealized appreciation (depreciation)	(6,979,972)
$ (7,916,525)

At October 31, 2008, the difference between book basis and tax basis unrealized appreciation is attributable to the tax deferral of losses on wash sales in the amount of $160,570 and the mark-to-market on futures contracts in the amount of $1,477,203.

NOTE 8. CAPITAL LOSS CARRYFORWARD

At October 31, 2008, the Managed Volatility Fund had available for federal tax purposes an unused capital loss carryforward of $936,553, which is available for offset against future taxable net capital gains. Of this loss carryforward, $40,040 expires on October 31, 2015, and the remaining balance expires on October 31, 2016. At October 31,2008, the SMI Fund had available for federal tax purposes an unused capital loss carryforward of $36,587,156, which expires on October 31, 2016. To the extent these carryforwards are used to offset future capital gains, it is probable that the amount, which is offset, will not be distributed to shareholders.

OTHER INFORMATION

The Funds’ Statement of Additional Information (“SAI”) includes additional information about the trustees and is available without charge, upon request. You may call toll-free at (877) 764-3863 to request a copy of the SAI or to make shareholder inquiries.

PROXY VOTING

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted those proxies during the most recent twelve month period ended June 30 is available without charge upon request by (1) calling the Funds at (877) 764-3863 and (2) from Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES

Stephen A. Little, Chairman

Gary E. Hippenstiel

Daniel J. Condon

Ronald C. Tritschler

Nancy V. Kelly

Kenneth G.Y. Grant

OFFICERS

Anthony J. Ghoston, President

John Swhear, Senior Vice-President

Christopher E. Kashmerick, Treasurer and Chief Financial Officer

Heather A. Bonds, Secretary

Lynn Wood, Chief Compliance Officer

William J. Murphy, Assistant Treasurer

INVESTMENT ADVISOR

SMI Advisory Services, LLC

11561 W. Grandview Dr.

Columbus, IN 47201

DISTRIBUTOR

Unified Financial Securities, Inc.

2960 North Meridian Street, Suite 300

Indianapolis, IN 46208

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen Fund Audit Services Ltd.

800 Westpoint Parkway, Suite 1100

Westlake, OH 44145

LEGAL COUNSEL

Thompson Coburn LLP

One US Bank Plaza

St. Louis, MO 63101

LEGAL COUNSEL TO THE INDEPENDENT TRUSTEES

Thompson Hine LLP

312 Walnut St., 14th Floor

Cincinnati, OH 45202

CUSTODIAN

Huntington National Bank

41 South Street

Columbus, OH 43125

ADMINISTRATOR, TRANSFER AGENT

AND FUND ACCOUNTANT

Unified Fund Services, Inc.

2960 North Meridian Street, Suite 300

Indianapolis, IN 46208

This report is intended only for the information of shareholders or those who have received the Funds prospectus which contains information about the Funds management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.

Member FINRA/SIPC

Becker Value Equity Fund

(NASDAQ: BVEFX)

Semi-Annual Report

April 30, 2009

Fund Advisor:

Becker Capital Management, Inc.

1211 SW Fifth Avenue

Suite 2185

Portland, OR 97204

Toll Free: (800) 551-3998

Investment Results

The Fund has changed its primary benchmark from the The S&P 500® Index to the Russell 1000 Value Index based on the Advisor’s belief that the Russell 1000 Value Index more accurately reflects the large cap composition, style and investment strategies of the Fund.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Current performance of a Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-551-3998.

* Return figures reflect any change in price per share and assume the reinvestment of all distributions.

** The Russell 1000 Value Index and The S&P 500® Index are unmanaged benchmarks that assume reinvestment of all distributions and exclude the effect of taxes and fees. The Indices are widely recognized unmanaged indices of equity prices and are representative of a broader market and range of securities than are found in the Fund’s portfolio. Individuals cannot invest directly in the Indices; however, an individual can invest in ETFs or other investment vehicles that attempt to track the performance of a benchmark index.

The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the investment company and may be obtained by calling 1-800-551-3998. Please read it carefully before investing. The Fund is distributed by Unified Financial Securities, Inc., Member FINRA.

The chart above assumes an initial investment of $10,000 made on November 3, 2003 (commencement of Fund operations) and held through April 30, 2009. THE FUND’S RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. The returns shown do not reflect deduction of taxes that a shareholder would pay on the Fund’s distributions or the redemption of the Fund’s shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.The Russell 1000 Index and S&P 500® Index are widely recognized unmanaged indices of common stock prices and are representative of a broader market and range of securities than are found in the Fund’s portfolio. Individuals cannot invest directly in the Indices; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index. The Indices returns do not include expenses, which have been deducted from the Fund’s return. These performance figures include the change in value of the stocks in the index plus the reinvestment of dividends and are not annualized.

Current performance may be lower or higher than the performance data quoted. For more information on the Fund, and to obtain performance data current to the most recent month-end, or to request a prospectus, please call 1-800-551-3998. You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of the Fund before investing. The Fund’s prospectus contains this and other information about the Fund, and should be read carefully before investing.

The Fund is distributed by Unified Financial Securities, Inc., member FINRA.

FUND HOLDINGS– (Unaudited)

1As a percent of net assets.

2Companies with market capitalizations greater than $1.5 billion.

3Companies with market capitalization less than $1.5 billion.

The Becker Value Equity Fund invests primarily in common and preferred stock of large or medium-sized companies whose market prices do not reflect the true value of the companies in the opinion of the Fund’s advisor. The Fund will generally select stocks of companies with market capitalizations that exceed $1.5 billion.

AVAILABILITY OF PORTFOLIO SCHEDULE- (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q is available at the SEC’s website at www.sec.gov. The Forms N-Q may be reviewed and copied at the Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ABOUT THE FUND'S EXPENSES- (Unaudited)

As a shareholder of the Becker Value Equity Fund, you incur two types of costs: (1) transaction costs (such as short-term redemption fees); and (2) ongoing costs, including management fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period, and held for six months from November 1, 2008 to April 30, 2009.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Becker Value Equity Fund
Schedule of Investments
April 30, 2009
(Unaudited)

Common Stocks - 93.74%	Shares	Value

Abrasive Asbestos & Miscellaneous Nonmetallic Mineral Products - 0.99%
CARBO Ceramics, Inc.	20,000	$ 614,200

Air Courier Services - 2.28%
FedEx Corp.	25,200	1,410,192

Beverages - 1.67%
Coca-Cola Co. / The	24,100	1,037,505

Biological Products - 1.72%
Amgen, Inc. (a)	22,000	1,066,340

Bottled & Canned Soft Drinks & Carbonated Waters - 0.89%
Cadbury PLC (b)	18,240	548,842

Cable & Other Pay Television Services - 2.05%
Comcast Corp. - Class A	82,000	1,267,720

Crude Petroleum & Natural Gas - 4.51%
Pioneer Natural Resources Co.	26,000	601,120
Royal Dutch Shell PLC - Class A (b)	27,500	1,256,200
Devon Energy Corp.	18,025	934,596
		2,791,916

Drilling Oil & Gas Wells - 2.60%
Diamond Offshore Drilling, Inc.	5,000	362,050
Helmerich & Payne, Inc.	19,000	585,580
Weatherford International Ltd. (a)	40,000	665,200
		1,612,830

Electronic & Other Electrical Equipment - 3.68%
Emerson Electric Co.	29,000	987,160
General Electric Co.	102,000	1,290,300
		2,277,460

Electric & Other Services Combined - 1.89%
Xcel Energy, Inc.	63,400	1,169,096

Electronic Connectors - 1.34%
Tyco International, Ltd.	35,000	831,600

Fats & Oils - 3.64%
Archer-Daniels-Midland Co.	33,000	812,460
Bunge, Ltd.	30,000	1,440,300
		2,252,760

Fire, Marine & Casualty Insurance - 4.19%
Allstate Corp. / The	40,000	933,200
Chubb Corp. / The	28,000	1,090,600
Zenith National Insurance Corp.	25,000	569,750
		2,593,550

Food & Kindred Products - 3.16%
Sara Lee Corp.	138,300	1,150,656
Nestle SA (b)	24,900	808,005
		1,958,661

*See accompanying notes which are an integral part of these financial statements.

Becker Value Equity Fund
Schedule of Investments - continued
April 30, 2009
(Unaudited)

Common Stocks - 93.74% - continued	Shares	Value

Insurance Agents, Brokers & Service - 1.97%
Marsh & McLennan Companies, Inc.	58,000	$1,223,220

Malt Beverages - 1.30%
Molson Coors Brewing Co. - Class B	21,000	803,250

Meat Packing Plants - 1.21%
Hormel Foods Corp.	24,000	750,960

Motor Vehicles & Passenger Car Bodies - 2.30%
HONDA MOTOR CO., Ltd. (b)	49,000	1,423,940

National Commercial Banks - 4.61%
JPMorgan Chase & Co.	38,700	1,277,100
TCF Financial Corp.	48,000	667,680
U.S. Bancorp	50,000	911,000
		2,855,780

Office Machines - 1.83%
Pitney Bowes, Inc.	46,300	1,136,202

Oil, Gas Field Services - 2.25%
Schlumberger Ltd.	28,500	1,396,215

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 2.14%
Zimmer Holdings, Inc. (a)	30,100	1,324,099

Paints, Varnishes, Lacquers, Enamels & Allied Products - 1.96%
PPG Industries, Inc.	27,500	1,211,375

Petroleum Refining - 5.77%
Chevron Corp.	15,775	1,042,727
ConocoPhillips	35,500	1,455,500
Murphy Oil Corp.	22,500	1,073,475
		3,571,702

Pharmaceutical Preparations - 1.91%
Abbott Laboratories	28,200	1,180,170

Public Building and Related Furniture - 1.96%
Johnson Controls, Inc.	64,000	1,216,640

Publishing or Publishing and Printing (Books) - 2.43%
McGraw-Hill Companies, Inc. / The	50,000	1,507,500

Radio & TV Broadcasting & Communications Equipment - 2.10%
L-3 Communications Holdings, Inc.	9,500	723,425
Nokia Corp. (b)	41,000	579,740
		1,303,165

Retail - Drug Stores and Proprietary Stores - 1.57%
Walgreen Co.	31,000	974,330

Retail - Grocery Stores - 2.04%
Kroger Co. / The	58,500	1,264,770

*See accompanying notes which are an integral part of these financial statements.

Becker Value Equity Fund
Schedule of Investments - continued
April 30, 2009
(Unaudited)

Common Stocks - 93.74% - continued	Shares	Value

Retail - Variety Stores - 1.76%
Costco Wholesale Corp.	3,300	$ 160,380
Wal-Mart Stores, Inc.	18,500	932,400
		1,092,780

Search, Detection, Navigation, Guidance, Aeronautical Systems - 2.08%
Raytheon Co.	28,500	1,289,055

Semiconductors & Related Devices - 1.63%
Intel Corp.	64,000	1,009,920

Services - Business Services - 2.12%
Manpower, Inc.	30,500	1,314,245

Services - Prepackaged Software - 3.47%
Lawson Software, Inc. (a)	135,650	731,154
Microsoft Corp.	70,000	1,418,200
		2,149,354

State Commercial Banks - 1.93%
State Street Corp.	35,000	1,194,550

Surgical & Medical Instruments & Apparatus - 2.98%
Becton, Dickinson & Co.	12,000	725,760
Covidien, Ltd.	34,000	1,121,320
		1,847,080

Telephone & Telegraph Apparatus - 1.54%
ADTRAN, Inc.	45,000	951,750

Trucking (No Local) - 0.56%
Con-way, Inc.	14,000	346,920

Wholesale - Drugs Proprietaries & Druggists' Sundries - 2.15%
McKesson Corp.	36,000	1,332,000

Wholesale - Electronic Parts & Equipment - 1.56%
Tyco Electronics, Ltd.	55,550	968,792

TOTAL COMMON STOCKS (Cost $68,954,442)		58,072,436

Money Market Securities - 4.42%
Huntington U.S. Treasury Money Market Fund - Class A, 0.01% (c)	2,740,678	2,740,678

TOTAL MONEY MARKET SECURITIES (Cost $2,740,678)		2,740,678

TOTAL INVESTMENTS (Cost $71,695,120) - 98.16%		$ 60,813,114

Other assets less liabilities - 1.84%		1,136,959

TOTAL NET ASSETS - 100.00%		$ 61,950,073

(a) Non-income producing.
(b) American Depositary Receipt.
(c) Variable Rate Security; the money market rate shown represents the rate at April 30, 2009.

*See accompanying notes which are an integral part of these financial statements.

Becker Value Equity Fund
Statement of Assets and Liabilities
April 30, 2009
(Unaudited)

Assets
Investment in securities:
At cost	$ 71,695,120
At value	$ 60,813,114

Receivables for Investments sold	1,035,290
Dividends receivable	123,700
Prepaid expenses	20,622
Receivable for Fund shares sold	16,582
Interest receivable	28
Total assets	62,009,336

Liabilities
Payable to Advisor (a)	28,050
Payable for Fund shares purchased	14,435
Payable to adminstrator, fund accountant & transfer agent	6,889
Trustee and officer fees accrued	2,122
Payable to custodian	1,951
Other accrued expenses	5,816
Total liabilities	59,263

Net Assets	$ 61,950,073

Net Assets consist of:
Paid in capital	$ 78,315,950
Accumulated undistributed net investment income (loss)	314,506
Accumulated net realized gain/(loss) from investment transactions	(5,798,377)
Net unrealized appreciation (depreciation) on investments	(10,882,006)

Net Assets	$ 61,950,073

Shares outstanding (unlimited number of shares authorized)	6,808,644

Net asset value and offering price per share	$ 9.10

Redemption price per share (b) (NAV * 99%)	$ 9.01

(a) See Note 3 in the Notes to the Financial Statements.
(b) The redemption price per share reflects a redemption fee of 1.00%
on shares redeemed within 30 calendar days of purchase.

*See accompanying notes which are an integral part of these financial statements.

Becker Value Equity Fund
Statement of Operations
For the six months ended April 30, 2009
(Unaudited)

Investment Income
Dividend income (Net of foreign withholding taxes of $10,522)	$ 828,488
Interest income	344
Total Income	828,832

Expenses
Investment advisor fee (a)	279,353
Administration expenses	27,298
Transfer agent expenses	18,840
Fund accounting expenses	13,603
Registration expenses	11,103
Legal expenses	9,042
Custodian expenses	7,890
Audit expenses	6,591
Trustee expenses	4,137
CCO expenses	3,794
Pricing expenses	2,746
Insurance expense	2,611
Report printing expense	649
Miscellaneous expenses	609
24f-2 expense	461
Total Expenses	388,727
Reimbursed expenses and waived fees (a)	(123,341)
Net operating expenses	265,386
Net Investment Income (Loss)	563,446

Realized & Unrealized Gain (Loss)
Net realized gain (loss) on investment securities	(4,844,840)
Change in unrealized appreciation (depreciation) on investment securities	1,359,506
Net realized and unrealized gain (loss) on investment securities	(3,485,334)
Net increase (decrease) in net assets resulting from operations	$ (2,921,888)

(a) See Note 3 in Notes to the Financial Statements.

*See accompanying notes which are an integral part of these financial statements.

Becker Value Equity Fund
Statements of Changes In Net Assets

	Six months
	ended	Year
	April 30, 2009	ended
	(Unaudited)	October 31, 2008
Operations
Net investment income (loss)	$ 563,446	$ 668,778
Net realized gain (loss) on investment securities	(4,844,840)	(953,522)
Change in unrealized appreciation (depreciation) on investment securities	1,359,506	(20,532,736)
Net increase (decrease) in net assets resulting from operations	(2,921,888)	(20,817,480)

Distributions
From net investment income	(779,308)	(705,521)
From net realized gain	-	(3,921,727)
Total distributions	(779,308)	(4,627,248)

Capital Share Transactions
Proceeds from shares sold	16,390,905	32,251,641
Proceeds from redemption fees collected (a)	421	-
Reinvestment of distributions	507,548	2,524,422
Amount paid for shares repurchased	(8,786,250)	(20,003,308)
Net increase in net assets resulting
from share transactions	8,112,624	14,772,755

Total Increase (Decrease) in Net Assets	4,411,428	(10,671,973)

Net Assets
Beginning of period	57,538,645	68,210,618

End of period	61,950,073	$57,538,645

Accumulated undistributed net investment income
included in net assets at end of period	314,506	$530,368

Capital Share Transactions
Shares sold	1,923,138	2,685,475
Shares issued in reinvestment of distributions	57,028	187,969
Shares repurchased	(1,008,385)	(1,533,268)

Net increase from capital share transactions	971,781	1,340,176

(a) The redemption price per share reflects a redemption fee of 1.00%
on shares redeemed within 30 calendar days of purchase.

*See accompanying notes which are an integral part of these financial statements.

Becker Value Equity Fund
Financial Highlights
(For a share outstanding during the period)

	Six months
	ended		Year		Year	Year	Year	Period
	04/30/2009		ended		ended	ended	ended	ended
	(unaudited)		10/31/2008		10/31/2007	10/31/2006	10/31/2005	10/31/2004	(a)

Selected Per Share Data
Net asset value, beginning of period	$ 9.86		$15.17		$14.20	$12.59	$11.09	$10.00
Income from investment operations:
Net investment income (loss)	0.08		0.13		0.16	0.14	0.09	0.01
Net realized and unrealized gains (losses)	(0.72)		(4.37)		1.40	2.05	1.49	1.08
Total income (loss) from investment operations	(0.64)		(4.24)		1.56	2.19	1.58	1.09
Less Distributions to Shareholders:
From net investment income	(0.12)		(0.16)		(0.14)	(0.08)	(0.04)	-
From net realized gain	-		(0.91)		(0.45)	(0.50)	(0.04)	-
Total distributions	(0.12)		(1.07)		(0.59)	(0.58)	(0.08)	-

Paid in capital from redemption fees (b)	-		-		-	-	-	-

Net asset value, end of period	$ 9.10		$9.86		$ 15.17	$14.20	$12.59	$11.09

Total Return (c)	-6.45%	(d)	-29.83%		11.18%	17.91%	14.24%	10.90%	(d)

Ratios and Supplemental Data
Net assets, end of period (000)	$ 61,950		$57,539		$68,211	$51,439	$34,871	$ 20,187
Ratio of expenses to average net assets	0.95%	(e)	0.99%	(f)	1.00%	1.00%	1.00%	1.20%	(e)
Ratio of expenses to average net assets
before waiver & reimbursement	1.39%	(e)	1.33%		1.31%	1.43%	1.73%	2.83%	(e)
Ratio of net investment income to
average net assets	2.02%	(e)	1.10%		1.14%	1.15%	0.75%	0.14%	(e)
Ratio of net investment income to average
net assets before waiver & reimbursement	1.58%	(e)	0.76%		0.83%	0.72%	0.02%	(1.49)%	(e)
Portfolio turnover rate	26.47%		45.97%		38.95%	30.47%	35.46%	26.08%

(a) For the period November 3, 2003 (Commencement of Operations) to October 31, 2004.
(b) Redemption fees resulted in less than $0.005 per share in each period.
(c) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(d) Not annualized.
(e) Annualized.
(f) Effective September 1, 2008, the Advisor contractually agreed to lower the Fund's expense cap to 0.95%. Prior to September 1, 2008, the Fund's expense cap was 1.00%.

*See accompanying notes which are an integral part of these financial statements.

Becker Value Equity Fund

Notes to the Financial Statements

April 30, 2009

(Unaudited)

NOTE 1.	ORGANIZATION

Becker Value Equity Fund (the “Fund”) was organized as a diversified series of Unified Series Trust (the “Trust”) on June 9, 2003. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the “Trust Agreement”). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of each separate series. The Fund is one of a series of funds currently authorized by the Trustees. The Fund commenced operations on November 3, 2003. The investment objective of the Fund is to provide long-term capital appreciation. The investment advisor to the Fund is Becker Capital Management, Inc. (the “Advisor”).

NOTE 2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation - Equity securities are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust (the “Board”).

Fixed income securities are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations. Investments in foreign securities, junk bonds, or other thinly traded securities are more likely to trigger fair valuation than other securities.

Becker Value Equity Fund

Notes to the Financial Statements - continued

April 30, 2009

(Unaudited)

NOTE 2.	SIGNIFICANT ACCOUNTING POLICIES – continued

Federal Income Taxes - It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in subchapter M of the Internal Revenue Code of 1986, as amended and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes. If the required amount of net investment income is not distributed, the Fund could incur a tax expense.

In accordance with Financial Accounting Standards Board (“FASB”) Interpretation No. 48 (“FIN 48”), as of and during the six months ended April 30, 2009, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the six months ended April 30, 2009, the Fund did not incur any interest or penalties related to income tax expense. The Fund is not subject to examination by U.S. federal tax authorities for tax years prior to 2005.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Board).

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Dividends and Distributions - The Fund intends to distribute substantially all of its net investment income, if any, as dividends to its shareholders on at least an annual basis. The Fund intends to distribute its net realized long term capital gains and its net realized short term capital gains, if any, at least once a year. Dividends to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.

Fair Value Measurements – In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity.

Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Becker Value Equity Fund

Notes to the Financial Statements - continued

April 30, 2009

(Unaudited)

NOTE 2.	SIGNIFICANT ACCOUNTING POLICIES – continued

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The following is a summary of the inputs used at April 30, 2009 in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (i.e., off-balance sheet items)*
Level 1 – Direct Market Prices in Observable Markets or Quoted Prices	$ 60,813,114	$ -
Level 2 – Other Significant Observable Inputs	$ -	$ -
Level 3 – Internal Unobservable Inputs	$ -	$ -
Total	$ 60,813,114	$ -

*Other financial instruments include call options, futures, forwards, and swap contracts.

Derivative Instruments and Hedging Activities – In March 2008, FASB issued the Statement on Financial Accounting Standards (“SFAS”) No. 161 “Disclosures about Derivative Instruments and Hedging Activities.” SFAS No. 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS No. 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including for how such activities are accounted and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statements and related disclosures.

NOTE 3.	FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the management agreement, on behalf of the Fund (the “Agreement”), the Advisor manages the Fund’s investments subject to approval of the Board of Trustees. As compensation for its management services, the Becker Value Equity Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.00% of the average daily net assets of the Fund. For the six months ended April 30, 2009, the Advisor earned a fee of $279,353 from the Fund before the reimbursement described below.

Effective September 1, 2008 the Advisor has contractually agreed to waive its management fee and/or reimburse expenses so that total annual fund operating expenses, excluding brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes and extraordinary expenses, do not exceed 0.95% of the Fund’s average daily net assets through February 28, 2010. Prior to September 1, 2008, the Advisor had contractually agreed to waive its management fee and/or reimburse expenses so that total annual fund operating expenses, excluding brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes and extraordinary expenses, did not exceed 1.00% of the Fund’s average daily net assets. For the six months ended April 30, 2009, the Advisor waived fees and reimbursed expenses of $123,341 for the Fund.

The waiver and/or reimbursement by the Advisor with respect to the Fund is subject to repayment by the Fund within the three fiscal years following the fiscal year in which that particular waiver and/or reimbursement occurred, provided that the Fund is able to make the repayment without exceeding the expense limitations described above. Fees waived during the six months ended April 30, 2009 totaling $123,341 may be subject to potential recoupment by the Advisor through October 31, 2012.

Becker Value Equity Fund

Notes to the Financial Statements - continued

April 30, 2009

(Unaudited)

NOTE 3.     FEES AND OTHER TRANSACTIONS WITH AFFILIATES - continued

The waived fees related to operating expenses subject to repayment by the Fund, pursuant to the aforementioned conditions, at October 31, 2008 are as follows:

To be repaid
Amount	by October 31,
$ 179,767	2009
193,400	2010
206,122	2011

The Trust retains Unified Fund Services, Inc. (“Unified”) to manage the Fund’s business affairs and provide the Fund with administrative services, including all regulatory reporting and necessary office equipment and personnel. For the six months ended April 30, 2009, Unified earned fees of $27,298 for administrative services provided to the Fund. At April 30, 2009, Unified was owed $4,548 from the Fund for administrative services. Certain officers of the Trust are members of management and/or employees of Unified. Unified operates as a wholly-owned subsidiary of Huntington Bancshares, Inc., the parent company of Huntington National Bank, the custodian of the Fund’s investments (the “Custodian”), and of Unified Financial Securities, Inc., the principal distributor of the Fund. For the six months ended April 30, 2009, the Custodian earned fees of $7,890 for custody services provided to the Fund. At April 30, 2009, the Custodian was owed $1,951 from the Fund for custody services.

The Trust also retains Unified to act as the Fund’s transfer agent and to provide fund accounting services. For the six months ended April 30, 2009, Unified earned fees of $7,919 for transfer agent services and $10,921 in reimbursement for out-of-pocket expenses incurred in providing transfer agent services to the Fund. At April 30, 2009, the Fund owed Unified $12 for transfer agent services and out-of-pocket expenses. For the six months ended April 30, 2009, Unified earned fees of $13,603 from the Fund for fund accounting services. At April 30, 2009, Unified was owed $2,329 from the Fund for fund accounting services.

Unified Financial Securities, Inc. (The “Distributor”) acts as the principal distributor of the Fund. There were no payments made by the Fund to the Distributor during the six months ended April 30, 2009. A Trustee of the Trust is a member of management of the Custodian, a subsidiary of Huntington Bancshares, Inc. (the parent of the Distributor) and an officer of the Trust is an officer of the Distributor and such persons may be deemed to be affiliates of the Distributor.

The Fund invests in shares of the Huntington U.S. Treasury Money Market Fund which is administered and advised by subsidiaries of Huntington Bancshares. Interest income of $343 was received from the Huntington U.S. Treasury Money Market Fund for the six months ended April 30, 2009.

NOTE 4.	INVESTMENTS

For the six months ended April 30, 2009, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations, were as follows:

Becker Value Equity Fund

Notes to the Financial Statements - continued

April 30, 2009

(Unaudited)

NOTE 4.     INVESTMENTS - continued

Purchases
U.S. Government Obligations	$ -
Other	21,859,527
Sales
U.S. Government Obligations	$ -
Other	14,216,133

As of April 30, 2009, the net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

Gross Appreciation	$ 2,039,250
Gross (Depreciation)	(12,921,256)
Net Appreciation (Depreciation) on Investments	$ (10,882,006)

At April 30, 2009, the aggregate cost of securities, excluding U.S. government obligations, for federal income tax purposes was $71,695,120 for the Fund.

NOTE 5.	ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 6.	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a) (9) of the Investment Company Act of 1940. At April 30, 2009, Commercial Properties, for the benefit of its customers, held 31.96% of the voting securities of the Fund and Charles Schwab, for the benefit of its customers, held 27.42% of the voting securities. As a result, Commercial Properties and Charles Schwab may be deemed to control the Fund.

NOTE 7.	DISTRIBUTIONS TO SHAREHOLDERS

On December 22, 2008, the Fund paid an income distribution of $0.1215 per share to shareholders of record on December 19, 2008.

The tax character of distributions paid for the fiscal years ended October 31, 2008 and 2007 were as follows:

Distributions paid from:	2008	2007
Ordinary income	$ 705,623	$ 524,024
Short-term Capital Gain	302,860	31,817
Long-term Capital Gain	3,618,765	1,679,791
	$ 4,627,248	$ 2,235,632

Becker Value Equity Fund

Notes to the Financial Statements - continued

April 30, 2009

(Unaudited)

NOTE 7.     DISTRIBUTIONS TO SHAREHOLDERS - continued

At October 31, 2008, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed ordinary income	$ 530,368
Capital loss carryforward	(953,537)
Unrealized appreciation (depreciation)	(12,241,512)
$ (12,664,681)

NOTE 8. CAPITAL LOSS CARRYFORWARD

At October 31, 2008, the Fund has available for federal tax purposes an unused capital loss carry forward of $953,537, which is available for offset against future taxable net capital gains. This loss carry forward expires on October 31, 2016.

OTHER INFORMATION

The Fund’s Statement of Additional Information (“SAI”) includes additional information about the trustees and is available without charge, upon request. You may call toll-free at (800) 551-3998 to request a copy of the SAI or to make shareholder inquiries.

Management Agreement Approval

            The continuation of the Management Agreement of the Becker Value Equity Fund (the “Fund”) with Becker Capital Management, Inc. (“Becker” or the “Advisor”) was considered by the Advisor Contract Renewal Committee (the “Committee”) of the Board on July 29, 2008 and approved by the Board of Trustees, including a majority of Trustees who are not interested persons of the Trust or interested parties to the Agreement (collectively, the “Independent Trustees” and each an “Independent Trustee”) at an in-person meeting held on August 10-11, 2008. The Committee members reported to the Board on their considerations. The Committee noted as a preliminary matter that no changes were being proposed to the Agreement. The Committee members noted and acknowledged that the materials specifically provided to them included the following information: (i) executed copies of the Agreement, (ii) its current expense cap side letter, (iii) a letter from the Administrator to Becker setting forth, and the Advisor’s response to, a detailed series of questions regarding, among other things, Becker’s services to the Fund, its profitability from managing the Fund, as well as its ideas for future growth for the Fund, (iv) a written recommendation from the Trust’s CCO as to Becker’s compliance policies and procedures, (v) Form ADV, (vi) audited financial statements, (vii) reports provided by the Administrator regarding the Fund’s performance for the past 1 and 3 years, and year-to-date performance information as of June 30, 2008, and comparisons of the same to the Fund’s benchmark, the S&P 500 Index, as well as to a peer group consisting of 75 funds in the Morningstar’s “Large Value” funds category with net assets between $50 to $70 million, and (viii) reports provided by the Administrator comparing the Fund’s advisory fee and total expenses (after the applicable fee waivers and reimbursement by Becker) to its peer group. After discussing the materials, the Committee contacted representatives of Becker as discussed below.

          The Committee members noted that they had received and evaluated such information as they deemed necessary to make their recommendation. They also noted that they had taken into account a number of factors that they believed, in light of the legal advice provided by legal counsel to the Trust and legal counsel to the independent trustees of the Trustees, and their own business judgment, to be relevant. They noted that this included information regarding compliance matters that had been provided to the Board throughout the year at regular meetings of the Board. As a result, the Committee noted as follows:

                      (i) The Nature, Extent and Quality of Services – The Committee reviewed the responses from Becker as to the resources provided to the Fund, and considered the adequacy of such resources in light of the expected growth in the Fund’s assets, including whether the resources are sufficient to sustain positive performance, compliance and other needs. The Committee requested that the Advisor discuss any personnel changes since the Board’s last review of the Agreement. Becker’s Compliance Officer noted that Becker currently provides four portfolio managers to manage the Fund, with the Advisor’s President and CEO serving as the primary and ultimate authority with respect to investment decisions. They noted that the President and CEO and the Compliance Officer spend 100% of their time on Fund-related matters. The executives also noted that Becker provides other services to the Fund, including trading and compliance review. Based on the discussions, the Committee determined that Becker has adequate resources to continue managing the Fund.

          The Committee then asked the Trust’s CCO to discuss compliance matters generally for Becker as well as for the Fund. The CCO informed the Committee that he had reviewed Becker’s compliance policies and procedures on July 21, 2008. He reported that there had been no changes to Becker’s compliance program, and that Becker has not undergone an SEC staff examination since 2001, during which exam the SEC staff noted no deficiencies. The CCO also reported that Becker has implemented a trading system into which Becker has coded the Fund’s investment limitations as reported in its prospectus and SAI in order to promote portfolio compliance and, as a result, there have been no compliance issues during the year. Based on the foregoing, the Committee determined that Becker’s compliance program appears to be adequately designed to prevent violations of federal securities laws.

                            (ii) Fund Performance – The Committee discussed the Fund’s performance with the Advisor and reviewed other materials provided by Becker and the Administrator with respect to the Fund’s performance. The Administrator reported that although the Fund has had negative returns for the 1-year and year-to-date period as of June 30, 2008, it had outperformed its benchmark, the S&P 500 Index, in each period. The Administrator also reported that the Fund’s returns for the 3-year period were 6.40%, as compared to 4.41% for the S&P. The reports showed that the Fund’s performance returns for the 1-year and year-to-date periods as of March 31, 2008 were significantly higher than the average performance returns of its peer group during the same periods, and its 2008 performance was close to the maximum return for its peer group.

                            (iii)   Fee Rates and Profitability – The Committee noted that Becker permanently had reduced the Fund’s management fee from 1.20% to 1.00%, effective February 29, 2008. The Administrator reported that, at 1.00%, the Fund’s current net expense ratio after waivers and reimbursements was lower than the 1.19% average for its peer group, and that the Fund’s advisory fee was consistent with its peer group maximum. The Committee then noted Becker voluntarily had agreed to further reduce the expense cap from 1.00% to 0.95%, effective September 1, 2008, which will further reduce the Fund’s expenses relative to its peer group.

          The Committee then discussed Becker’s profitability from managing the Fund. The Committee reviewed Becker’s audited financial statements as of December 31, 2007 as well as its profitability analysis for the Fund, all of which had been provided by Becker in advance of the meeting. The Committee noted that Becker generally realized net income from its operations for the 2007 calendar year. It also noted that Becker’s profitability analysis showed that the Fund generated a small profit of approximately $14,000 for Becker during the period.

          The Committee noted that Becker had entered into soft dollar arrangements pursuant to which a portion of the Fund’s brokerage commissions are directed to brokers and dealers who provide Becker with research services. The Committee reviewed the soft dollar report provided by Becker for the period July 1, 2007 through June 30, 2008, and it noted that the Fund paid approximately 18.6% of its total commissions to broker-dealers who provide research to Becker. The Committee reminded Becker that its soft dollar practices must be conducted in compliance with regulatory requirements and must be in the best interest of the Fund and its shareholders. Becker confirmed that it had adopted trading policies and procedures, including with respect to soft dollars. The Committee noted that Becker does not receive any 12b-1 fees from the Fund.

                      (iv) Economies of Scale – In determining the reasonableness of the Fund’s advisory fees, the Committee also considered whether economies of scale would be realized as the Fund grows larger, and the extent to which this is reflected in the Fund’s advisory fee. The Committee noted that the Fund had $60.1 million in assets as of the date of the meeting. It then noted that Becker had reduced its management fee from 1.20% to 1.00% as of February 29, 2008, and further reduced its expense cap agreement from 1.00% to 0.95% effective September 1, 2008 through 2010. Based on the foregoing, the Committee determined that Becker had passed through economies of scale to shareholders and, as a result, further reductions were not necessary at this time.

          The Committee reviewed the foregoing with the Board, indicating that its members unanimously had determined that the Fund’s advisory fee was reasonable, and that its members were unanimously recommending that the Board approve the Fund’s Agreement. After reviewing and discussing the materials, and based on the Committee’s recommendation, the Board, including all of the Trustees who are not “interested persons” (within the meaning of the 1940 Act) of the Trust or the Advisor to the Fund, determined that the Agreement was reasonable. As a result of their considerations, the Trustees, including the Independent Trustees, unanimously determined that continuation of the Management Agreement between the Trust and Becker is in the best interest of the Becker Value Equity Fund and its shareholders and voted to continue the Management Agreement for an additional one year term.

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30 are available without charge upon request by: (1) calling the Fund at (800) 551-3998 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

TRUSTEES

Gary E. Hippenstiel

Stephen A. Little

Daniel J. Condon

Ronald C. Tritschler

Nancy V. Kelly

Kenneth G.Y. Grant

OFFICERS

Anthony J. Ghoston, President

John C. Swhear, Senior Vice President

Christopher E. Kashmerick, Treasurer

Lynn E. Wood, Chief Compliance Officer

Heather Bonds, Secretary

William J. Murphy, Assistant Treasurer

Tara Pierson, Assistant Secretary

INVESTMENT ADVISOR

Becker Capital Management, Inc.

1211 SW Fifth Avenue, Suite 2185

Portland, OR 97204

DISTRIBUTOR

Unified Financial Securities, Inc.

2960 N. Meridian Street, Suite 300

Indianapolis, IN 46208

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen Fund Audit Services, Ltd.

800 Westpoint Pkwy., Suite 1100

Westlake, OH 44145

LEGAL COUNSEL

Thompson Coburn LLP

One U.S. Bank Plaza

St. Louis, MO 63101

LEGAL COUNSEL TO THE INDEPENDENT TRUSTEES

Thompson Hine, LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

CUSTODIAN

Huntington National Bank

41 S. High St.

Columbus, OH 43215

ADMINISTRATOR, TRANSFER AGENT

AND FUND ACCOUNTANT

Unified Fund Services, Inc.

2960 N. Meridian Street, Suite 300

Indianapolis, IN 46208

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus, which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.

Member FINRA/SIPC

Marathon Value Portfolio

Semi-Annual Report

April 30, 2009

Fund Advisor:

Spectrum Advisory Services Inc.

1050 Crown Point Parkway, Suite 750

Atlanta, GA 30338

(800) 788-6086

www.marathonvalue.com

April 30, 2009

Dear Fellow Shareholders:

During the six-month period ended April 30, 2009 the market exhibited extreme Dr. Jekyll and Mr. Hyde behavior with Mr. Hyde winning out. Nevertheless, Marathon Value Portfolio (the “Fund”) had relatively good performance in a down period. For a discussion of the Fund performance during the six-month period, please see “Management Discussion” in the Semi-Annual Report.

More than usual, equities seemed to trade on emotions during this period. As outlined in my last letter, we focused on opportunities to acquire high quality companies at discounted prices. As a result, we believe that the quality of companies overall in our portfolio is higher than it was two years ago. The next six months should present more such opportunities. Additionally, we will be wary of inflationary risks and lean toward companies with pricing power.

The fundamental volatility of the world’s stock markets is likely a sign that financial shuffling of the deck still plays too prominent of a role in the business world. As your money manager, I have had to pay far more attention to short-term market movements than I would like. While research and business sense is what drives decisions, market volatility is what gives the opportunities to use the research and business sense. This Fund is still dedicated to the notion that the stock market is a place to invest, not speculate. Investing looks to take on measured risk to own an interest in businesses which will generate profits for their owners. Speculating looks only to capitalize on anticipated price movements.

American confidence was also sapped by the Stanford Financial and Bernard Madoff scandals. Aristotle warned us 3,000 years ago about the men directing these scandals in his Nicomachean Ethics. He said, “But most prodigal people, . . . also take from the wrong sources. . . . They become apt to take because they wish to spend and cannot do this easily: for their possessions soon run short. . . . At the same time, because they care nothing for honour, they take recklessly from any source.” The lesson was not learned.

All of us have been concerned about the big picture as the country tries to find its way through the financial crisis. A few simple principles guide my outlook. Regulators need to be watched and judged by outside observers; otherwise, they tend to feather their own nests and impose unnecessary burdens on our economy. Credit issuance must be transparent and measurable. At the same time, we must recognize the natural tendency to overreact to the recent past and that now it is important that responsible lending not be discouraged by either managements or the government. Finally, as a country, we must break our habit of accepting spin instead of straight talk. Good decisions follow from honest discussion of facts and goals.

In the long run, the economic health of this country has to depend on conscientious, capable, productive business people who will take calculated risks. Shareholders of the Fund should understand that the success of our investments rests largely in the hands of these people. Just as you have put your trust in me, so I have placed trust in them.

The most recent period has been tough for all of us. I remind you that you will likely benefit if the Fund grows larger so that the expense ratio can be reduced. You can help by passing on materials or by directing friends and family to our website www.marathonvalue.com. All, including financial advisors, are welcome to contact us directly. We think the Fund continues to be a unique proposition in today’s investment world.

I thank you for your continued loyalty.

Sincerely,

Marc Heilweil

MANAGEMENT DISCUSSION

Over the last six-month period ending April 30, 2009, Marathon Value Portfolio (“Marathon” or “the Fund”) returned -6.10%. Marathon’s annualized return since inception (March 28, 2000) is +3.98%. The comparable total returns for the S&P 500 benchmark are -8.53% and -4.14%, respectively. Since the Fund’s inception, the Fund’s cumulative total return has been +42.54% versus the S&P 500 cumulative total return of -31.89%, for a total return differential of +74.43% for Marathon.

PERFORMANCE SUMMARY

	Calendar 2000*	Calendar 2001	Calendar 2002	Calendar 2003	Calendar 2004	Calendar 2005	Calendar 2006	Calendar 2007	Calendar 2008	Year-to-Date 2009 as of 04/30/09	Since Inception as of 04/30/09
Marathon Value Portfolio S&P 500 Index	16.06% 11.67%	4.70% -11.89%	-11.00% -22.10%	26.20% 28.68%	14.03% 10.88%	6.20% 4.91%	11.76% 15.79%	3.10% 5.49%	-23.33% -37.00%	-2.36% -2.49%	42.54% -31.89%

Annualized Total Returns
For the Periods Ended April 30, 2009
	One Year Average	Three Year Average	Five Year Average	Since Inception
Marathon Value Portfolio S&P 500 Index	-24.28% -35.31%	-6.67% -10.76%	0.26% -2.70%	3.98% -4.14%

The Total Gross Annual Expense Ratio for the Fund, as disclosed in the Fund’s prospectus, before waivers and reimbursements is 1.29% (1.27% after waivers and reimbursements by the Advisor). The Advisor has contractually agreed to waive its fees and/or cap certain operating expenses (excluding indirect expenses such as acquired fund fees) of the Fund through February 28, 2010

* March 28, 2000 is the date Spectrum Advisory Services Inc. assumed management of the Fund. Returns for 2000 are from 03/28/00 through 12/31/00. Returns are not annualized, except where noted. The Fund's past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.marathonvalue.comor by calling 1-800-788-6086. The S&P 500 index is unmanaged and returns for both the index and the Fund include reinvested dividends and capital gains. It is not possible to invest directly in an index; but one may invest in exchange traded funds or other investment vehicles that attempt to track the performance of an index.

You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of the Fund before investing. The Fund's Prospectus contains this and other information about the Fund, and should be read carefully before investing. You may obtain a current copy of the Fund's Prospectus by visiting www.marathonvalue.com or by calling 1-800-788-6086.

The chart above assumes an initial investment of $10,000 made on March 28, 2000 (commencement of Fund operations) and held through April 30, 2009. The Fund’s return represents past performance and does not guarantee future results. The line graph and performance table shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original purchase price.

The Fund’s investment objectives, risk, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the investment company and can be obtained by calling 1-800-788-6086 or visiting www.marathonvalue.com. The prospectus should be read carefully before investing.

The S&P 500 Total Return Index is a capitalization weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The Fund’s portfolio holdings may differ significantly from the securities held in the Index and, unlike a mutual fund, an unmanaged index assumes no transaction costs, taxes, management fees or other expenses.

While significant positive returns during March and April provided a welcome close to the six-month period for both the Fund as well as the broader equity market, they did not totally erase what was another rough period for investors. For most of this period, investors and funds remained net sellers. Continued concern with the financial sector, in addition to more general worries about possible deepening of the economic contraction, led to what looked like near panic selling in November and again in early March. As the worst fears of the government’s ‘stress tests’ on the large banks subsided, and the new administration’s budget proposals became more sorted out, the overall mood improved and valuations recovered somewhat in the final stretch.

Despite the recent uptick in investor optimism, the near-term prospects for economic recovery are still far from clear. A small percentage of companies in more cyclical industries have indicated that a bottoming is apparent, but the vast majority are still forecasting that any meaningful improvement is at least a couple of quarters away. While this uncertainty has helped foster a high level of market volatility, our shareholders have enjoyed a much smoother ride than holders of most other broad equity funds. As of April 30, 2009, Marathon had a standard deviation of 14.28 for the trailing three years according to Morningstar. That ranked tenth lowest out of 1,659 total funds in Morningstar’s Large-Cap Blend category over that period.

As it usually has during past stretches of volatile or negative returns, Marathon’s investment style again served shareholders well during the recent period. In addition we have taken steps to help protect against risks we may face in the future. The expansion of the monetary base by the Federal Reserve and pressures from the increased Federal borrowing may lead to depreciation of our currency against countries in better financial condition. Therefore we continue to have investments overseas which are not dollar denominated.

Likewise future inflation is a risk factor which prompts our investment in companies with hard assets. Reading International (down 36.6% during the six-month period) owns various real estate assets in the U.S., Australia and New Zealand, including a large number of movie cinemas. The stock trades at a significant discount to the value of its many real estate holdings. Reading is not the typical kind of company that attracts professional money managers; it is closely held and for now the controlling family seems unconcerned by its depressed public market valuation. On the positive side, we think the family acts as intelligent owners of its properties, and the payoff will justify the indeterminate wait. This holding reflects the distinction between investing and speculating mentioned in the Shareholder Letter. Plum Creek Timber (-7.4%) is the largest private landowner in the U.S. and maintains the flexibility to harvest a suitable amount of timber and acquire or sell acreage depending on pricing and market conditions. Vulcan Materials (-12.4%) is the largest U.S. producer of the crushed rock used in construction and road building. Plum Creek and Vulcan should also benefit from the eventual rebound in the housing market and infrastructure stimulus spending by the government. With oil prices stabilizing and then rising recently, our energy holdings produced mixed performance over the six months. We added to our positions in ConocoPhillips (-21.2%), Noble (-15.2%), and Sasol (+4.1%) during the period.

Several of the top positive contributors to the Fund’s performance during the six-month period were technology companies. Avnet (+30.8%), IBM (+11.0%), Cisco (+8.7%), and Zebra (+5.0%) all rebounded as investor sentiment grew less dour, partly from stable company forecasts and also from the improved overall economic tone. Two of the largest negative contributors were Berkshire Hathaway (-20.2%) and General Electric (-35.2%). Despite our high regard for their leadership and quality businesses, both lost their coveted AAA ratings during the period as their huge financial exposures weighed down near-term prospects. We have strong conviction both companies will be in fine shape as the financial climate eventually improves.

As mentioned previously, we used the market’s volatility as an opportunity to take new positions in some very high quality companies. In our view, Alcon, a Swiss maker of various eye-related health products, Emerson and Raven Industries, both diversified industrial companies, and GlaxoSmithKline, one of the world’s largest pharmaceutical companies, all represent strong, well-run businesses which we were able to acquire at the most attractive valuations in many years.

Fund Holdings- (unaudited)

1Based on net assets.

Availability of Portfolio Schedule

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Qs are available at the SEC’s website at www.sec.gov. The Fund’s Form N-Qs may be reviewed and copied at the Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Summary of Fund Expenses

As a shareholder of the Fund, you incur ongoing costs, consisting solely of management fees and trustee expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period (November 1, 2008) and held for the entire period (through April 30, 2009).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Expenses shown are meant to highlight your ongoing costs only and do not reflect any transactional costs such as the redemption fee imposed on short-term redemptions. The second line of the table below is useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds. If incurred, the short-term redemption fee imposed by the Fund would increase your expenses.

Marathon Value Portfolio	Beginning Account Value November 1, 2008	Ending Account Value April 30, 2009	Expenses Paid During Period* November 1, 2008 – April 30, 2009
Actual	$1,000.00	$938.98	$6.01
Hypothetical (5% return before expenses)	$1,000.00	$1,018.60	$6.26

*Expenses are equal to the Fund’s annualized expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the partial year period).

Marathon Value Portfolio
Schedule of Investments
April 30, 2009
(Unaudited)

Common Stocks - 74.60%	Shares	Value

Automobiles, Parts & Equipment - 1.77%
Genuine Parts Co.	8,500	$ 288,660
Toyota Motor Corp. (b)	2,300	182,068
		470,728

Banking - Financial - 2.72%
First Niagara Financial Group, Inc.	11,500	155,710
Mitsubishi UFJ Financial Group, Inc. (b)	29,100	157,722
SunTrust Banks, Inc.	18,500	267,140
U.S. Bancorp	8,030	146,307
		726,879

Communications, Broadcasting & Cable - 0.78%
Liberty Global, Inc. - Class A (a)	10,500	173,145
SK Telecom Co., Ltd (b)	2,300	36,041
		209,186

Computer Software & Hardware - 5.34%
Cisco Systems, Inc. (a)	29,000	560,280
International Business Machines Corp.	6,200	639,902
Microsoft Corp.	11,100	224,886
		1,425,068

Construction & Materials - 0.87%
Vulcan Materials Co.	4,900	232,995

Cosmetics - 0.26%
Elizabeth Arden, Inc. (a)	8,000	69,280

Data Services - 2.74%
Automatic Data Processing, Inc.	6,700	235,840
Equifax, Inc.	4,700	137,052
Global Payments, Inc.	5,500	176,330
Total System Services, Inc.	14,500	180,815
		730,037

Delivery and Freight Services - 2.41%
Arkansas Best Corp.	7,500	173,100
United Parcel Service, Inc. - Class B	9,000	471,060
		644,160

Electric Components, Parts & Equipment - 5.76%
Avnet, Inc. (a)	21,500	470,635
Linear Technology Corp.	13,000	283,140
SECOM Co., Ltd. (b)	2,800	205,800
Tyco Electronics Ltd.	16,000	279,040
Zebra Technologies Corp. - Class A (a)	14,075	299,094
		1,537,709

Energy - 5.05%
Anadarko Petroleum Corp.	6,000	258,360
ConocoPhillips	6,600	270,600
Noble Corporation	19,500	532,935
Sasol Ltd. (b)	9,500	286,045
		1,347,940

*See accompanying notes which are an integral part of these financial statements.

Marathon Value Portfolio
Schedule of Investments - continued
April 30, 2009
(Unaudited)

Common Stocks - 74.60% - continued	Shares	Value

Furniture - 0.12%
Natuzzi S.p.A. (a) (b)	21,400	$ 33,170

Healthcare - 7.80%
Alcon, Inc.	2,500	230,025
Becton, Dickinson & Co.	7,000	423,360
Cardinal Health, Inc.	7,500	253,425
Dionex Corp. (a)	5,200	327,600
Life Technologies Corp. (a)	7,541	281,279
Pharmaceutical Product Development, Inc.	15,200	298,072
St. Jude Medical, Inc. (a)	8,000	268,160
		2,081,921

Household Products - 2.66%
Colgate-Palmolive Co.	2,500	147,500
Kimberly-Clark Corp.	5,600	275,184
Procter & Gamble Co.	5,827	288,087
		710,771

Industrial Conglomerates - 9.90%
3M Co.	9,900	570,240
Eaton Corp.	8,800	385,440
Emerson Electric Co.	15,000	510,600
General Electric Co.	18,300	231,495
Leggett & Platt, Inc.	5,200	74,672
Raven Industries, Inc.	14,342	342,774
Tyco International, Ltd.	22,175	526,878
		2,642,099

Industrial Machinery - 3.58%
Graco, Inc.	17,238	406,644
Illinois Tool Works, Inc.	7,200	236,160
Lincoln Electric Holdings, Inc.	7,000	311,710
		954,514

Insurance - 5.84%
AEGON N.V. (c)	23,000	109,250
Alleghany Corp. (a)	1,102	279,533
Aon Corp.	8,000	337,600
Berkshire Hathaway, Inc. - Class B (a)	130	398,450
Tokio Marine Holdings, Inc. (b)	7,750	203,515
White Mountains Insurance Group, Ltd.	1,200	229,584
		1,557,932

Packaged Foods - 2.58%
Campbell Soup Co.	15,000	385,800
Coca-Cola Co./The	7,000	301,350
		687,150

Pharmaceuticals - 2.49%
Abbott Laboratories	7,000	292,950
Bristol-Myers Squibb Co.	6,500	124,800
GlaxoSmithKline plc (b)	8,000	246,080
		663,830

Publishing & Printing Media - 1.08%
John Wiley & Sons, Inc. - Class A	8,500	288,150

Restaurants - 1.68%
McDonald's Corp.	8,400	447,636

*See accompanying notes which are an integral part of these financial statements.

Marathon Value Portfolio
Schedule of Investments - continued
April 30, 2009
(Unaudited)

Common Stocks - 74.60% - continued	Shares	Value

Retail Stores - 3.60%
Costco Wholesale Corp.	6,300	$ 306,180
Family Dollar Stores, Inc.	4,000	132,760
Office Depot, Inc. (a)	11,200	29,008
Tiffany & Co.	17,000	491,980
		959,928

Specialty Chemicals - 4.30%
Cabot Corp.	12,500	182,500
PPG Industries, Inc.	10,600	466,930
Valspar Corp.	20,700	496,800
		1,146,230

Staffing Services - 0.71%
CDI Corp.	15,800	188,810

Utilities - 0.56%
Korea Electric Power Corp. (a) (b)	8,119	86,711
NorthWestern Corp.	3,000	62,760
		149,471

TOTAL COMMON STOCKS (Cost $20,990,962)		19,905,594

Real Estate Investment Trusts - 3.15%

Avatar Holdings, Inc. (a)	5,000	92,900
EastGroup Properties, Inc.	5,000	168,050
Plum Creek Timber Co., Inc.	14,370	496,052
Reading International, Inc. - Class A (a)	24,300	85,050

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $779,977)		842,052

Preferred Stock - 1.15%

E. I. du Pont de Nemours & Co. $4.50	4,000	308,400

TOTAL PREFERRED STOCK (Cost $308,578)		308,400

Exchange-Traded Funds - 1.38%

CurrencyShares Swiss Franc Trust (a)	2,600	227,448
UltraShort Russell 2000 ProShares	2,800	139,664

TOTAL EXCHANGE-TRADED FUNDS (Cost $380,498)		367,112

	Principal
Corporate Bonds - 2.49%	Amount

Ambac Financial Group, Inc., 5.950%, 12/05/2035	$ 600,000	175,459
American Express Centurion, 0.608%, 12/17/2009 (g)	250,000	241,931
CWABS, Inc., 3.438%, 10/25/2032 (e) (g)	27,904	1,611
CWABS, Inc., 1.098%, 04/25/2032 (e) (g)	88,013	47,763
IMPAC CMB Trust, 1.338%, 10/25/2033 (f) (g)	183,711	146,235
IMPAC CMB Trust, 1.278%, 9/25/2034 (f) (g)	175,151	50,663
Mississippi Chemical Corp., 7.250%, 11/15/2017 (a) (d)	125,000	-

TOTAL CORPORATE BONDS (Cost $1,166,148)		663,662

*See accompanying notes which are an integral part of these financial statements.

Marathon Value Portfolio
Schedule of Investments - continued
April 30, 2009
(Unaudited)

Money Market Securities - 17.15%	Shares	Value

Fidelity Institutional Money Market Portfolio - Class I, 0.900% (h)	4,575,337	$ 4,575,337

TOTAL MONEY MARKET SECURITIES (Cost $4,575,337)		4,575,337

TOTAL INVESTMENTS (Cost $28,201,500) - 99.92%		$26,662,157

Other assets less liabilities - 0.08%		22,431

TOTAL NET ASSETS - 100.00%		$26,684,588

(a) Non-income producing.
(b) American Depositary Receipt.
(c) New York Registry.
(d) In default, issuer filed Chapter 11 bankruptcy. This security is currently valued according to fair value procedures approved by the Trust.
(e) Asset-Backed Security.
(f) Collateralized mortgage obligation.
(g) Variable rate securities; the coupon rate shown represents the rate at April 30, 2009.
(h) Variable rate security; the rate shown represents the money market rate at April 30, 2009.

*See accompanying notes which are an integral part of these financial statements.

Marathon Value Portfolio
Statement of Assets and Liabilities
April 30, 2009
(Unaudited)

Assets
Investments in securities
At cost	$ 28,201,500
At market value	26,662,157

Interest receivable	18,194
Dividends receivable	31,374
Total assets	26,711,725

Liabilities
Accrued advisory fees (a)	26,458
Accrued trustee fees	679
Total liabilities	27,137

Net Assets	$ 26,684,588

Net Assets consist of:
Paid in capital	28,282,376
Accumulated undistributed net investment income (loss)	25,477
Accumulated net realized gain (loss) on investments	(83,890)
Net unrealized appreciation (depreciation) on:
Investments	(1,539,343)
Foreign currency transactions	(32)

Net Assets	$ 26,684,588

Shares outstanding (unlimited number of shares authorized)	2,305,382

Net Asset Value
Offering and redemption price per share	$ 11.57

(a) See Note 3 in the Notes to the Financial Statements.

*See accompanying notes which are an integral part of these financial statements.

Marathon Value Portfolio
Statement of Operations
For the six months ended April 30, 2009
(Unaudited)

Investment Income
Dividend income (net of withholding tax of $86)	$ 299,187
Interest income	69,663
Total Income	368,850

Expenses
Investment advisor fee (a)	157,258
Trustee expenses	2,375
Total Expenses	159,633
Expenses waived by advisor (a)	(2,375)
Net operating expenses	157,258
Net Investment Income (Loss)	211,592

Realized & Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(160,687)
Foreign currency transactions	(4,520)
Change in unrealized appreciation (depreciation)
on investment securities	(1,642,193)
Change in unrealized appreciation (depreciation)
on foreign currency transactions	323
Net realized and unrealized gain (loss) on investment securities
and foreign currency transactions	(1,807,077)
Net increase (decrease) in net assets resulting from operations	$ (1,595,485)

(a) See Note 3 to the Financial Statements

*See accompanying notes which are an integral part of these financial statements.

Marathon Value Portfolio
Statements of Changes In Net Assets

	Six Months ended
	April 30, 2009	Year ended
Increase (Decrease) in Net Assets due to:	(Unaudited)	October 31, 2008
Operations
Net investment income (loss)	$ 211,592	$330,401
Net realized gain (loss) on investment securities and foreign currency transactions	(165,207)	120,966
Change in unrealized appreciation (depreciation) on investments
and foreign currency transactions	(1,641,870)	(7,948,648)
Net increase (decrease) in net assets resulting from operations	(1,595,485)	(7,497,281)

Distributions
From net investment income	(419,429)	(320,242)
From capital gains	(30,677)	(545,310)
Change in net assets from distributions	(450,106)	(865,552)

Capital Share Transactions
Proceeds from shares sold	2,073,352	8,489,865
Reinvestment of distributions	448,095	860,628
Amount paid for shares redeemed	(769,858)	(2,090,460)
Net increase (decrease) in net assets resulting
from share transactions	1,751,589	7,260,033
Total Increase (Decrease) in Net Assets	(294,002)	(1,102,800)

Net Assets
Beginning of period	26,978,590	28,081,390

End of period	$26,684,588	$26,978,590

Accumulated undistributed net investment income	$ 25,477	$233,314

Capital Share Transactions
Shares sold	184,017	570,915
Shares issued in reinvestment of distributions	38,604	55,453
Shares redeemed	(68,547)	(138,976)

Net increase (decrease) from capital share transactions	154,074	487,392

*See accompanying notes which are an integral part of these financial statements.

Marathon Value Portfolio
Financial Highlights
(For one share outstanding during each period)

	Six Months ended		Year ended	Year ended	Year ended	Year ended	Year ended
	April 30, 2009 (Unaudited)		October 31, 2008	October 31, 2007	October 31, 2006	October 31, 2005	October 31, 2004

Selected Per Share Data

Net asset value, beginning of period	$12.54		$16.88	$15.54	$14.31	$ 13.09	$11.55

Income from investment operations
Net investment income	0.09		0.16	0.16	0.11	0.10	0.09
Net realized and unrealized gain (loss)	(0.86)		(4.01)	1.57	1.45	1.22	1.53
Total from investment operations	(0.77)		(3.85)	1.73	1.56	1.32	1.62

Less Distributions to shareholders:
From net investment income	(0.19)		(0.18)	(0.11)	(0.10)	(0.10)	(0.08)
From capital gains income	(0.01)		(0.31)	(0.28)	(0.23)	-	-
Total distributions	(0.20)		(0.49)	(0.39)	(0.33)	(0.10)	(0.08)

Net asset value, end of period	$ 11.57		$ 12.54	$16.88	$ 15.54	$14.31	$13.09

Total Return (a)	-6.10%	(b)	-23.36%	11.30%	11.01%	10.11%	14.12%

Ratios and Supplemental Data
Net assets, end of period (000)	$26,685		$26,979	$28,081	$ 24,937	$20,523	$ 16,819
Ratio of expenses to average net assets
before waiver	1.27%	(c)	1.27%	1.26%	1.27%	1.27%	1.26%
Ratio of expenses to average net assets	1.25%	(c)	1.25%	1.25%	1.25%	1.25%	1.25%
Ratio of net investment income to
average net assets before waiver	1.66%	(c)	1.13%	0.95%	0.77%	0.73%	0.78%
Ratio of net investment income to
average net assets	1.68%	(c)	1.15%	0.96%	0.79%	0.76%	0.79%
Portfolio turnover rate	16.05%		41.77%	25.12%	29.03%	38.04%	28.21%

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(b) Not annualized.
(c) Annualized.

*See accompanying notes which are an integral part of these financial statements.

Marathon Value Portfolio

Notes to the Financial Statements

April 30, 2009

(Unaudited)

NOTE 1. ORGANIZATION

Marathon Value Portfolio (the “Fund”) was organized as a diversified series of Unified Series Trust (the “Trust”) on December 18, 2002. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the “Trust Agreement”). On January 3, 2003, the Fund acquired all of the assets and liabilities of the Marathon Value Portfolio, a series of the AmeriPrime Funds (the “Predecessor Fund”) in a tax-free reorganization. The Predecessor Fund commenced operations on March 12, 1998. The Trust Agreement permits the Board of Trustees of the Trust (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Board. The Fund’s investment objective is to provide long-term capital appreciation in a well-diversified portfolio. Since March 28, 2000, the Fund’s advisor has been Spectrum Advisory Services, Inc. (“Advisor”).

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation - Equity securities are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review by the Pricing Committee of the Board.

Fixed income securities are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances where the bonds the Fund invests in may default or otherwise cease to have market quotations readily available.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Marathon Value Portfolio

Notes to the Financial Statements - continued

April 30, 2009

(Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – continued

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Board).

Federal Income Taxes – The Fund makes no provision for federal income tax. The Fund intends to qualify each year as a “regulated investment company” under subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its net investment income and net realized capital gains. If the required amount of net investment income is not distributed, the Fund could incur a tax expense.

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method.

Dividends and Distributions - The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on at least an annual basis. The Fund intends to distribute its net realized long-term capital gains and its net realized short-term capital gains at least once a year. Distributions to shareholders which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.

Accounting for Uncertainty in Income Taxes – In accordance with Financial Accounting Standards Board (“FASB”) Interpretation No. 48 (“FIN 48”), as of and during the six months ended April 30, 2009, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the Fund did not incur any interest or penalties. The Fund is not subject to examination by U.S. federal tax authorities for tax years before 2004.

Fair Value Measurements – The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Marathon Value Portfolio

Notes to the Financial Statements - continued

April 30, 2009

(Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – continued

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The following is a summary of the inputs used to value the Marathon Value Portfolio’s assets as of April 30, 2009:

Valuation Inputs	Investments in Securities	Other Financial Instruments (i.e., off-balance sheet items)*
Level 1 –Quoted Prices in Active Markets	$ 25,998,495	$ -
Level 2 – Other Significant Observable Inputs	$ 663,662	$ -
Level 3 – Significant Unobservable Inputs	$ -	$ -
Total	$ 26,662,157	$ -
*Other financial instruments include futures, forwards, and swap contracts.

FAS 157 requires a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value. The Fund did not hold any assets at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation is included for this reporting period.

Derivative Instruments and Hedging Activities – In March 2008, FASB issued Statement on Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (SFAS 161), effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including for how such activities are accounted and their effect on the Fund’s financial performance, and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statements and related disclosures.

Foreign Currency – Investment securities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the management agreement (the “Agreement”), the Advisor has agreed to provide investment advisory services to the Fund, and to pay most operating expenses of the Fund, in return for a "universal fee." The Agreement states that the Fund, not the Advisor, is obligated to pay the following expenses:  brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), fees and expenses of independent trustees and extraordinary or nonrecurring expenses.  The Agreement does not require the Advisor to pay indirect expenses incurred by the Fund, such as fees and expenses of other investment companies in which the Fund may invest. As compensation for its management services and agreement to pay the Fund’s expenses, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.25% of the average daily net assets of the Fund. It should be noted that

Marathon Value Portfolio

Notes to the Financial Statements - continued

April 30, 2009

(Unaudited)

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - continued

most investment companies pay their own operating expenses directly, while the Advisor pays the Fund’s expenses, except those specified above. For the six months ended April 30, 2009, the Advisor earned fees of $157,258 from the Fund. The Advisor has contractually agreed to waive and/or reimburse the Fund for certain fees and expenses, but only to the extent necessary to maintain the Fund’s total net annual operating expenses, except brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, any direct expenses such as expenses incurred by other investment companies in which the Fund may invest and 12b-1 fees and extraordinary expenses, at 1.25% of average daily net assets through February 28, 2010. For the six months ended April 30, 2009, pursuant to the expense cap, the Advisor reimbursed fees of $2,375. At April 30, 2009, the Advisor was owed $26,458 for its advisory services.

The Trust retains Unified Fund Services, Inc. (“Unified”) to manage the Fund’s business affairs and provide the Fund with administrative services, fund accounting and transfer agency services, including all regulatory reporting and necessary office equipment and personnel. The Advisor paid all administrative, transfer agency, and fund accounting fees on behalf of the Fund per the Agreement. Certain officers of the Trust are members of management and/or employees of Unified. Unified operates as a wholly-owned subsidiary of Huntington Bancshares, Inc., the parent company of the Distributor and Huntington National Bank, the custodian of the Fund’s investments (the “Custodian”). A Trustee of the Trust is a member of management of the Custodian. Unified Financial Securities, Inc. (the “Distributor”) acts as the principal distributor of the Fund. There were no payments made to the Distributor by the Fund for the six months ended April 30, 2009. A Trustee of the Trust is a member of management of Huntington National Bank, a subsidiary of Huntington Bancshares, Inc. (the parent of the Distributor) and an officer of the Trust is an officer of the Distributor and such persons may be deemed to be affiliates of the Distributor.

NOTE 4. INVESTMENT TRANSACTIONS

For the six months ended April 30, 2009, purchases and sales of investment securities, other than short-term investments were as follows:

Amount
Purchases
U.S. Government Obligations	$ -
Other	3,660,741

Sales
U.S. Government Obligations	$ -
Other	3,466,280

At April 30, 2009, the net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

Amount
Gross Appreciation	$ 2,453,407
Gross (Depreciation)	(3,992,750)

Net Appreciation (Depreciation)
on Investments	$ (1,539,343)

At April 30, 2009, the aggregate cost of securities for federal income tax purposes was $28,201,500.

NOTE 5. ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Marathon Value Portfolio

Notes to the Financial Statements - continued

April 30, 2009

(Unaudited)

NOTE 6. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of 25% or more of the outstanding shares of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of April 30, 2009, Charles Schwab & Co. held, in an omnibus account for the benefit of others, 75.93% of the Fund’s shares. As a result, Charles Schwab & Co. may be deemed to control the Fund. Marc S. Heilweil, President of the Adviser, owns 4.05% of the outstanding shares of the Fund as of April 30, 2009.

NOTE 7. DISTRIBUTIONS TO SHAREHOLDERS

On December 17, 2007, the Fund paid an income distribution of $0.1817 per share, a long-term capital gain distribution of $0.2867 per share and a short-term capital gain distribution of $0.0227 per share to shareholders of record on December 14, 2007.

The tax character of distributions paid during the fiscal years 2008 and 2007 were as follows:

	2008	2007
Ordinary income	$ 320,242	$ 184,262
Short-term Capital Gain	40,008	29,828
Long-term Capital Gain	505,302	410,699
	$ 865,552	$ 624,789

On December 19, 2008, the Fund paid an income distribution of $0.1663 per share or $364,403, and a short-term capital gain distribution of $0.0140 per share or $30,677 to shareholders of record on December 18, 2008. On December 23, 2008, the Fund paid an additional income distribution of $0.0248 per share or $55,026 to shareholders of record on December 22, 2008.

As of October 31, 2008, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed ordinary income	$ 344,951
Undistributed long-term capital gain	-
Unrealized appreciation	102,850

$ 447,801

Management Agreement Renewal (Unaudited)

The approval of the continuation of the Management Agreement (“Agreement”) of the Fund with the Advisor was recommended by the Advisor Contract Renewal Committee of the Board (“Committee”) at an in person meeting of the Board held on February 8, 2009.

The Board members acknowledged receiving and reviewing, with respect to the Fund, the 15(c) materials compiled by the Trust’s Administrator and provided to the Board in advance of the meeting. They noted that no changes had been proposed to the Fund’s management agreement or expense cap side letter, except to extend the term of the side letter for an additional year. They noted that the materials specifically provided included the following information: (i) executed copies of the Fund’s management agreement and current expense cap side letter, (ii) a letter from the Administrator to the Advisor setting forth, and the Advisor’s response to, a detailed series of questions regarding, among other things, the Advisor’s services to the Fund, its profitability from managing the Fund and ideas for future growth for the Fund, (iii) a certification from the Trust’s Chief Compliance Officer (CCO) that the Advisor had adopted a compliance program that is reasonably designed to prevent violation of federal securities laws by the Fund, (iv) the Advisor’s Form ADV Part I and II and accompanying schedules, (v) the Advisor’s draft balance sheet dated December 31, 2008 and preliminary income statements for the year ended December 31, 2008, (vi) reports provided by the Administrator regarding the Fund’s performance for the past three months, one and three-year periods and comparisons of the same to the Fund’s benchmarks and peer group for the same periods, and (vii) reports provided by the Administrator comparing the Fund’s advisory fee and total expenses (after fee waivers and reimbursements) to the Fund’s peer group as determined by the Administrator. After the Trustees discussed the materials, the President and Portfolio Manager, and the chief compliance officer, of the Advisor joined the meeting by teleconference.

In general terms, the President and Portfolio Manager highlighted the following: (1) he expected no personnel changes at the Advisor; (2) the Fund had out-performed its benchmark; (3) the Fund’s portfolio manager and Advisor had substantially invested in the Fund; (4) the Fund had received five stars from Morningstar in the “large-blend” category; (5) the Advisor had no pending or threatened litigation; and (6) the Advisor had worked to implement the SEC staff’s recommendations after a recent examination. The balance of the conference call covered a general discussion of financial market developments and items of general interest. The Trustees thanked the President and Portfolio Manager for his brief summary of key answers to questions presented as part of the Trust’s annual investment advisor contract renewal process.

The Board noted that it had received and evaluated such information as the Trustees deemed necessary to make their decision. The Trustees also noted that they had taken into account a number of factors that they believed, in light of the legal advice provided by legal counsel to the Trust and legal counsel to the independent trustees, and their own business judgment, to be relevant. They noted that this included information regarding the Advisor that had been provided to the Board throughout the year at regular meetings of the Board, as well as information that was specifically furnished to the Board in connection with its review of the Fund’s management arrangement. As a result, the Board noted as follows:

(i)         The Nature, Extent and Quality of Services – The Board noted that the Advisor manages approximately $383 million in assets, of which the Fund represents approximately $26 million in assets, as of December 31, 2008. The Committee reviewed the responses from the Advisor as to the resources provided to the Fund, and considered the adequacy of such resources in light of the expected growth in the levels of Fund assets, and whether the resources are sufficient to sustain good performance, compliance and other needs. The Board determined that the Advisor’s resources appear adequate, and specifically noted that the Advisor provides the Fund’s portfolio manager, who makes all investment decisions for the Fund and who has adequate experience to manage the Fund. The Committee also noted that the Advisor also provides the support of various investment management and administrative staff, including the Advisor’s compliance officer, an investment professional who provides trading, research and marketing services to the Fund, and a fixed income trader/research analyst. The Committee noted that the Advisor was not proposing any changes to the level of services provided to the Fund.

The Board noted that various compliance reports had been provided by the Advisor and the Trust’s CCO to the Board throughout the year, and noted, based on such reports, that the Fund’s investment policies and restrictions were consistently complied with during the last year. The Board further noted that the Trust’s Chief Compliance Officer had reviewed the Advisor’s compliance policies and procedures and determined that they appeared reasonably designed to prevent violation of federal securities laws.

                (ii)        Fund Performance – The Board discussed the Fund’s performance and reviewed other materials provided by the Advisor and the Administrator with respect to such performance. The Board noted that the Administrator reported that for the three month, 1- year and 3-year periods ended December 31, 2008, the Fund had outperformed its peer group average return, and also outperformed its benchmarks, the Russell 1000 and S&P 500 indices. The Administrator noted that the Fund has earned a 5-star rating from Morningstar due to its excellent relative performance. The Board noted that the Fund had the highest rating in all Lipper categories, except Fund expenses. (iii)       Fee Rates and Profitability – The Advisor’s compliance officer confirmed that the Advisor contractually would agree to continue capping certain operating expenses of the Fund at 1.25% through February 28, 2009 and planned to continue capping expenses at that rate through February 28, 2010. The Board noted that, although the Advisor’s fee of 1.25% was higher than its peer group average, because the Advisor had capped Fund expenses, the Fund’s total expenses (after waivers and reimbursements) were lower than its peer group’s average of 1.31%.

The Board reviewed the Advisor’s financial statements, and noted that the Fund’s assets constituted less than 7% of the Advisor’s total assets under management, and that the Advisor’s income from managing the Fund was less than 5% of the Advisor’s aggregate fee income. They noted that the Advisor had not yet realized a profit from managing the Fund, and that net income of the Advisor from the Fund decreased from 2007 to 2008 as Fund operating expenses increased. The Board noted that the Advisor has reported that it did not enter into any soft dollar arrangements with respect to the Fund.

(iv)       Economies of Scale – In determining the reasonableness of the advisory fees, the Board also considered whether economies of scale will be realized as the Fund grows larger, and the extent to which this is reflected in the advisory fees. The Advisor stated that it had managed to reduce certain Fund expenses and to increase the Fund’s assets, but that the cost savings from these measures were offset by escalating operating and regulatory costs borne by the Advisor. The Advisor reported continued positive flows into the Fund and noted that it needed additional assistance with distribution. The Committee noted that although the Fund’s assets are growing, it did not appear that the Advisor has begun to realize any significant economies of scale from managing the Fund.

The Committee reviewed the foregoing with the Board, indicating that its members had determined that the Fund’s advisory fees (after waiver and reimbursement by the Advisor) were reasonable, and that its members were unanimously recommending that the Board approve the Fund’s Agreement. After reviewing and discussing the materials and the Committee’s recommendation, the Board, including all of the Trustees who are not “interested persons” (within the meaning of the 1940 Act) of the Trust or the Advisor, determined that the Agreement was reasonable. As a result of their considerations, the Trustees, including the Independent Trustees, unanimously determined that approval of the Agreement between the Trust and the Advisor is in the best interests of the Fund and its shareholders and voted to extend the Agreement for a one year term.

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30, is available without charge upon request by (1) calling the Fund at (800) 788-6086 and (2) from Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES

Stephen A. Little, Chairman

Gary E. Hippenstiel

Daniel J. Condon

Ronald C. Tritschler

Nancy V. Kelly

Kenneth G.Y. Grant

OFFICERS

Anthony J. Ghoston, President

John Swhear, Senior Vice-President

Christopher E. Kashmerick, Treasurer & Chief Financial Officer

Heather A. Bonds, Secretary

Lynn Wood, Chief Compliance Officer

William J. Murphy, Assistant Treasurer

Tara Pierson, Assistant Secretary

INVESTMENT ADVISOR

Spectrum Advisory Services Inc.

1050 Crown Point Parkway, Suite 750

Atlanta, GA 30338

DISTRIBUTOR

Unified Financial Securities, Inc.

2960 North Meridian Street, Suite 300

Indianapolis, IN 46208

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen Fund Audit Services, Ltd.

800 Westpoint Parkway, Suite 1100

Westlake, OH 44145

LEGAL COUNSEL

Thompson Coburn LLP

One US Bank Plaza

St. Louis, MO 63101

LEGAL COUNSEL TO THE INDEPENDENT TRUSTEES

Thompson Hine, LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

CUSTODIAN

Huntington National Bank

41 South Street

Columbus, OH 43125

ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT

Unified Fund Services, Inc.

2960 North Meridian Street, Suite 300

Indianapolis, IN 46208

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.

Member FINRA/SIPC

Item 2. Code of Ethics. NOT APPLICABLE – disclosed with annual report

Item 3. Audit Committee Financial Expert. NOT APPLICABLE- disclosed with annual report

Item 4. Principal Accountant Fees and Services. NOT APPLICABLE – disclosed with annual report

Item 5. Audit Committee of Listed Companies. NOT APPLICABLE – applies to listed companies only

Item 6. Schedule of Investments. NOT APPLICABLE – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 8. Portfolio Managers of Closed-End Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. NOT APPLICABLE – applies to closed-end funds only

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)        Based on an evaluation of the registrant’s disclosure controls and procedures as of May 22, 2009, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)        There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not Applicable – filed with annual report

(a)(2)	Certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2under the
Investment Company Act of 1940 are filed herewith.

(a)(3)	Not Applicable – there were no written solicitations to purchase securities under Rule 23c-1 during the period

(b)	Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Unified Series Trust

By

*/s/ Anthony Ghoston

Anthony Ghoston, President

Date	07/07/2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Anthony Ghoston

Anthony Ghoston, President

Date	07/07/2009

By

*/s/ Christopher E. Kashmerick

Christopher E. Kashmerick, Treasurer

Date	07/07/2009